Document and Entity Information (USD $)	12 Months Ended
	Mar. 31, 2013	Sep. 28, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	CLIFTON SAVINGS BANCORP INC
Entity Central Index Key	0001240581
Document Type	10-K
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 94,388,756
Entity Common Stock, Shares Outstanding	26,243,343

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and due from banks	$ 15,048	$ 11,534
Interest-bearing deposits in other banks	10,848	28,723
Cash and Cash Equivalents	25,896	40,257
Securities available for sale, at fair value:	15,399	70,195
Securities held to maturity, at cost: (fair value of $479,339 at March 31, 2013 and $521,449 at March 31, 2012):	462,728	504,014
Loans receivable	459,312	438,923
Allowance for loan losses	(2,500)	(2,090)
Net Loans	456,812	436,833
Bank owned life insurance	35,499	27,577
Premises and equipment	7,841	8,075
Federal Home Loan Bank of New York stock	3,897	5,127
Interest receivable	3,177	3,927
Real estate owned	215	139
Other assets	4,620	5,296
Total Assets	1,016,084	1,101,440
Deposits:
Non-interest bearing	13,228	7,997
Interest bearing	750,464	818,278
Total Deposits	763,692	826,275
Advances from Federal Home Loan Bank of New York	52,500	78,679
Advance payments by borrowers for taxes and insurance	5,071	5,139
Other liabilities and accrued expenses	7,493	4,886
Total Liabilities	828,756	914,979
Commitments and Contingencies
Stockholders' Equity
Preferred stock ($.01 par value), 1,000,000 shares authorized; shares issued or outstanding - none
Common stock ($.01 par value), 75,000,000 shares authorized; 30,530,470 shares issued, 26,166,652 shares outstanding at March 31, 2013; 26,138,138 shares outstanding at March 31, 2012	305	305
Paid-in capital	136,154	135,965
Deferred compensation obligation under Rabbi Trust	292	273
Retained earnings	102,292	101,835
Treasury stock, at cost; 4,363,818 shares at March 31, 2013; 4,392,332 shares at March 31, 2012	(47,067)	(47,363)
Common stock acquired by Employee Stock Ownership Plan ("ESOP")	(4,213)	(4,946)
Accumulated other comprehensive (loss) income	(188)	619
Stock held by Rabbi Trust	(247)	(227)
Total Stockholders' Equity	187,328	186,461
Total Liabilities and Stockholders' Equity	$ 1,016,084	$ 1,101,440

Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Consolidated Statements of Financial Condition [Abstract]
Securities held to maturity, fair value	$ 479,339	$ 521,449
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	30,530,470	30,530,470
Common stock, shares outstanding	26,166,652	26,138,138
Treasury stock, shares	4,363,818	4,392,332

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Interest Income
Loans	$ 19,441	$ 20,812	$ 22,725
Mortgage-backed securities	12,710	14,141	15,873
Debt securities	3,018	5,838	5,946
Other interest-earning assets	224	283	396
Total Interest Income	35,393	41,074	44,940
Interest Expense
Deposits	9,477	12,645	14,865
Advances	2,360	3,504	4,380
Total Interest Expense	11,837	16,149	19,245
Net Interest Income	23,556	24,925	25,695
Provision for Loan Losses	762	247	102
Net Interest Income after Provision for Loan Losses	22,794	24,678	25,593
Non-Interest Income
Fees and service charges	212	213	212
Bank owned life insurance	922	862	879
Gain on sale of securities	647		872
Net (loss) gain on sale and disposal of premises and equipment	(3)	(9)	327
Loss on extinguishment of debt	(527)
Loss on write-down of land held for sale	(99)	(156)	(397)
Other	2	3	16
Total Non-Interest Income	1,154	913	1,909
Non-Interest Expenses
Salaries and employee benefits	7,405	7,055	6,773
Occupancy expense of premises	1,510	1,359	1,643
Equipment	1,206	1,090	1,051
Directors' compensation	845	732	760
Advertising	247	213	279
Legal	175	569	494
Federal deposit insurance premium	498	538	884
Other	2,025	1,983	1,930
Total Non-Interest Expenses	13,911	13,539	13,814
Income before Income Taxes	10,037	12,052	13,688
Income Taxes	3,427	4,175	4,876
Net Income	$ 6,610	$ 7,877	$ 8,812
Net Income per Common Share
Basic	$ 0.26	$ 0.31	$ 0.34
Diluted	$ 0.26	$ 0.31	$ 0.34
Dividends per common share	$ 0.24	$ 0.24	$ 0.24
Weighted Average Number of Common Shares and Common Stock Equivalents Outstanding:
Basic	25,685,685	25,607,442	25,579,989
Diluted	25,769,538	25,625,250	25,586,694

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 6,610	$ 7,877	$ 8,812
Other comprehensive (loss) income:
Gross unrealized holding (loss) gain on securities available for sale, net of income taxes (benefit) of ($178), $43 and ($245), respectively	(258)	26	(368)
Reclassification adjustment for gross realized holding (gain) on securities available for sale, net of income tax of $264, $0 and $348, respectively	(383)		(524)
Benefit plans, net of income taxes of ($115) ($181) and ($52), respectively	(166)	(257)	(78)
Total other comprehensive loss	(807)	(231)	(970)
Total comprehensive income	$ 5,803	$ 7,646	$ 7,842

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Gross unrealized holding (loss) gain on securities available for sale, income taxes	$ (178)	$ 43	$ (245)
Reclassification adjustment for gross realized holding (gain) on securities available for sale, income tax	264	0	348
Benefit plans, income taxes	$ (115)	$ (181)	$ (52)

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Paid-In Capital	Deferred Compensation Obligation Under Rabbi Trust	Retained Earnings	Treasury Stock	Common Stock Acquired by ESOP	Accumulated Other Comprehensive Income (Loss)	Stock Held by Rabbi Trust
Beginning Balance at Mar. 31, 2010	$ 175,992	$ 305	$ 135,921	$ 233	$ 89,361	$ (45,050)	$ (6,411)	$ 1,820	$ (187)
Net income	8,812				8,812
Other comprehensive loss, net of income tax	(970)							(970)
ESOP shares committed to be released	706		(27)				733
Purchase of treasury stock - 298,000, 1,061 & 2,602 shares for year ended 2011, 2012 & 2013 respectively	(2,707)					(2,707)
Stock option expense	166		166
Restricted Stock Awards Earned	52		52
Funding of Restricted Stock Awards			(362)			362
Funding of Supplemental Executive Retirement Plan	19			19		23			(23)
Tax benefit from stock based compensation	2		2
Cash dividends declared ($ 0.24 per share)	(2,106)				(2,106)
Ending Balance at Mar. 31, 2011	179,966	305	135,752	252	96,067	(47,372)	(5,678)	850	(210)
Net income	7,877				7,877
Other comprehensive loss, net of income tax	(231)							(231)
ESOP shares committed to be released	751		19				732
Purchase of treasury stock - 298,000, 1,061 & 2,602 shares for year ended 2011, 2012 & 2013 respectively	(11)					(11)
Stock option expense	127		127
Restricted Stock Awards Earned	62		62
Funding of Supplemental Executive Retirement Plan	21		(3)	21		20			(17)
Tax benefit from stock based compensation	8		8
Cash dividends declared ($ 0.24 per share)	(2,109)				(2,109)
Ending Balance at Mar. 31, 2012	186,461	305	135,965	273	101,835	(47,363)	(4,946)	619	(227)
Net income	6,610				6,610
Other comprehensive loss, net of income tax	(807)							(807)
ESOP shares committed to be released	782		49				733
Purchase of treasury stock - 298,000, 1,061 & 2,602 shares for year ended 2011, 2012 & 2013 respectively	(27)					(27)
Stock option expense	76		76
Restricted Stock Awards Earned	62		62
Funding of Supplemental Executive Retirement Plan	19		1	19		19			(20)
Tax benefit from stock based compensation	6		6
Exercise of stock options	299		(5)			304
Cash dividends declared ($ 0.24 per share)	(6,153)				(6,153)
Ending Balance at Mar. 31, 2013	$ 187,328	$ 305	$ 136,154	$ 292	$ 102,292	$ (47,067)	$ (4,213)	$ (188)	$ (247)

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended						12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Changes in Stockholders' Equity [Abstract]
Purchase of treasury stock, shares							2,602	1,061	298,000
Dividends per common share	$ 0.12	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.12	$ 0.24	$ 0.24	$ 0.24

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash Flows From Operating Activities
Net income	$ 6,610,000	$ 7,877,000	$ 8,812,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises and equipment	627,000	564,000	528,000
Net (accretion) of deferred fees and costs, premiums and discounts	(18,000)	(326,000)	(202,000)
Provision for loan losses	762,000	247,000	102,000
Net loss (gain) on sale and disposal of premises and equipment	3,000	9,000	(327,000)
Realized gain on sale of securities available for sale	(647,000)		(872,000)
Loss on extinguishment of debt	527,000
Loss on write-down of land held for sale	99,000	156,000	397,000
Loss on write-down of real estate owned	46,000	38,000	50,000
Decrease (increase) in interest receivable	750,000	624,000	(174,000)
Deferred income tax expense (benefit)	119,000	(265,000)	13,000
Decrease (increase) in other assets	734,000	620,000	(11,000)
Decrease in accrued interest payable	(115,000)	(59,000)	(122,000)
(Decrease) increase in other liabilities	(328,000)	354,000	80,000
(Increase) in cash surrender value of bank owned life insurance	(922,000)	(862,000)	(879,000)
ESOP shares committed to be released	782,000	751,000	706,000
Loss on sale of real estate owned	1,000	1,000
Restricted stock expense	62,000	62,000	52,000
Stock option expense	76,000	127,000	166,000
Increase in deferred compensation obligation under Rabbi Trust	19,000	21,000	19,000
Net Cash Provided by Operating Activities	9,187,000	9,939,000	8,338,000
Proceeds from calls, maturities and repayments of:
Securities available for sale	60,533,000	37,816,000	37,586,000
Securities held for maturity	229,071,000	249,104,000	193,492,000
Proceeds from sale of securities available for sale	8,827,000		11,070,000
Proceeds from sale of premises and equipment			493,000
Redemptions of Federal Home Loan Bank of New York stock	2,130,000	847,000	1,263,000
Purchases of:
Securities available for sale	(15,000,000)	(70,004,000)	(15,000,000)
Securities held for maturity	(184,835,000)	(219,776,000)	(290,618,000)
Loans receivable	(48,600,000)	(20,788,000)	(1,817,000)
Bank owned life insurance	(7,000,000)		(3,000,000)
Premises and equipment	(396,000)	(373,000)	(515,000)
Federal Home Loan Bank of New York stock	(900,000)		(80,000)
Net decrease in loans receivable	27,762,000	25,383,000	37,213,000
Proceeds from sale of real estate owned	92,000	135,000
Net Cash Provided by (Used in) Investing Activities	71,684,000	2,344,000	(29,913,000)
Cash Flows From Financing Activities
Net (decrease) increase in deposits	(62,583,000)	(11,110,000)	79,233,000
Proceeds from advances from Federal Home Loan Bank of New York	5,000,000
Payments on advances from Federal Home Loan Bank of New York	(31,706,000)	(16,989,000)	(28,069,000)
Net (decrease) increase in payments by borrowers for taxes and insurance	(68,000)	116,000	(170,000)
Exercise of stock options	299,000
Dividends paid	(6,153,000)	(2,109,000)	(2,106,000)
Purchase of treasury stock	(27,000)	(11,000)	(2,707,000)
Income tax benefit from stock based compensation	6,000	8,000	2,000
Net Cash (Used in) Provided by Financing Activities	(95,232,000)	(30,095,000)	46,183,000
Net (Decrease) Increase in Cash and Cash Equivalents	(14,361,000)	(17,812,000)	24,608,000
Cash and Cash Equivalents - Beginning	40,257,000	58,069,000	33,461,000
Cash and Cash Equivalents - Ending	25,896,000	40,257,000	58,069,000
Cash Paid During the Period for:
Interest on deposits and borrowings	11,952,000	16,208,000	19,367,000
Income taxes paid	3,995,000	4,717,000	4,909,000
Non cash activities:
Reclass property from premises and equipment to land held for sale included in other assets			1,157,000
Transfer from loans receivable to real estate owned	215,000	177,000	186,000
Amount due brokers for security purchases	$ 3,050,000

Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Consolidated Financial Statement Presentation

The consolidated financial statements include the accounts of the Clifton Savings Bancorp, Inc. (the “Company”), the Company’s wholly-owned subsidiary, Clifton Savings Bank (the “Bank”) and the Bank’s wholly-owned subsidiary, Botany Inc. (“Botany”). All significant intercompany accounts and transactions have been eliminated in consolidation.

A majority of the outstanding shares of the Company’s common stock is owned by Clifton MHC, the mutual holding company of Clifton Savings Bank.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the consolidated statement of financial condition dates and revenues and expenses for the periods then ended. Actual results could differ significantly from those estimates.

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 855, “Subsequent Events”, the Company has evaluated events and transactions occurring subsequent to March 31, 2013 for items that should potentially be recognized or disclosed in these consolidated financial statements. The evaluation was conducted through the date these consolidated financial statements were issued.

Use of Estimates

Material estimates that are particularly susceptible to significant changes relate to the determination of the allowance for loan losses, the identification of other-than-temporary impairment on securities, the determination of the liabilities and expenses of the defined benefit plans, the determination of the amount of deferred tax assets which are more likely than not to be realized and the estimation of fair value measurements of the Company’s financial instruments. Management believes that the allowance for loan losses is adequate, the evaluation of other-than-temporary impairment of securities are done in accordance with GAAP, the liabilities and expenses for the defined benefit plans that are based upon actuarial assumptions of future events are reasonable, and all deferred tax assets are more likely than not to be recognized. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions in the market area. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses. Such agencies may require the Bank to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examinations. Management uses its best judgment in estimating fair value measurements of the Company’s financial instruments; however, there are inherent weaknesses in any estimation technique. Management utilizes various assumptions and valuation techniques to determine fair value, including, but not limited to cash flows, discount rates, rate of return, adjustments for nonperformance and liquidity, quoted market prices, and appraisals. The fair value estimates are not necessarily indicative of the actual amounts the Company could have realized in a sales transaction on the dates indicated. The estimated fair value amounts have not been re-evaluated or updated subsequent to those respective dates. As such, the estimated fair values subsequent to the respective dates may be different than the amounts reported. Finally, the determination of the amount of deferred tax assets more likely than not to be realized is dependent on projections of future earnings, which are subject to frequent change.

Business of the Company and Subsidiaries

The Company’s primary business is the ownership and operation of the Bank. The Bank is principally engaged in the business of attracting deposits from the general public at its twelve locations in northern New Jersey and using these deposits, together with other funds, to invest in securities and to make loans collateralized by residential and commercial real estate and, to a lesser extent, consumer loans. The Bank’s subsidiary, Botany, was organized in December 2004 under New Jersey law as a New Jersey Investment Company primarily to hold investment and mortgage-backed securities.

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from banks and interest-bearing deposits in other banks with original maturities of three months or less.

Securities

In accordance with applicable accounting standards, investments in debt securities over which there exists a positive intent and ability to hold to maturity are classified as held to maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains or losses included in earnings. Debt and equity securities not classified as trading securities nor as held to maturity securities are classified as available for sale securities and reported at fair value, with unrealized holding gain or losses, net of applicable deferred income taxes, reported in the accumulated other comprehensive income component of stockholders’ equity. The Company had no trading securities at March 31, 2013 and 2012.

An individual security is considered impaired when the fair value of such security is less than its amortized cost. Management evaluates all securities with unrealized losses quarterly to determine if such impairments are temporary or “other-than-temporary” in accordance with applicable accounting guidance. The Company accounts for temporary impairments based upon security classification as either available for sale or held to maturity. Temporary impairments on available for sale securities are recognized on a tax-effected basis, through other comprehensive income with offsetting entries adjusting the carrying value of the securities and the balance of deferred income taxes. Temporary impairments of held to maturity securities are not recognized in the consolidated financial statements. Information concerning the amount and duration of impairments on securities is disclosed in the notes to the consolidated financial statements.

Other-than-temporary impairments on debt securities that the Company has decided to sell or will more likely than not be required to sell prior to the full recovery of their fair value to a level to, or exceeding, amortized cost are recognized in earnings. Otherwise, the other-than-temporary impairment is bifurcated into credit related and noncredit-related components. The credit related impairment generally represents the amount by which the present value of the cash flows expected to be collected on a debt security falls below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. Credit related other-than-temporary impairments are recognized in earnings while noncredit-related other-than-temporary impairments are recognized, net of deferred income taxes, in other comprehensive income.

Discounts and premiums on all securities are accreted or amortized to maturity by use of the level-yield method. Gain or loss on sales of securities is based on the specific identification method.

Concentration of Credit Risk

Financial instruments which potentially subject the Company, Bank and Botany to concentrations of credit risk consist of cash and cash equivalents, investment and mortgage-backed securities and loans. Cash and cash equivalents include amounts placed with highly rated financial institutions. Securities available for sale and held to maturity consist of investment and mortgage-backed securities backed by the U.S. Government and investment grade corporate bonds. The Bank’s lending activity is primarily concentrated in loans collateralized by real estate in the State of New Jersey. As a result, credit risk is broadly dependent on the real estate market and general economic conditions in the State.

Loans Receivable

Loans receivable which the Bank has the intent and ability to hold until maturity or loan pay-off are stated at unpaid principal balances, plus purchase premiums and net deferred loan origination costs. Interest is calculated by use of the simple interest method.

Recognition of interest by the accrual method is generally discontinued when interest or principal payments are ninety days or more in arrears, or when other factors indicate that the collection of such amounts is doubtful. At the time a loan is placed on nonaccrual status, an allowance for uncollected interest is recorded in the current period for previously accrued and uncollected interest. Interest on such loans, if appropriate, is recognized as income when payments are received. A loan is returned to accrual status when there is sustained period of repayment performance (generally six months) by the borrower in accordance with the contractual terms of the loan, or in some circumstances, when the factors indicating doubtful collectability no longer exist and the Bank expects repayment of the remaining contractual amounts due.

Allowance for Loan Losses

An allowance for loan losses is maintained at a level considered necessary to provide for loan losses based upon an evaluation of known and inherent losses in the loan portfolio. Management of the Bank, in determining the allowance for loan losses, considers the losses inherent in its loan portfolio and changes in the nature and volume of its loan activities, along with the local economic and real estate market conditions. The Bank utilizes a two-tier approach: (1) identification of loans that must be reviewed individually for impairment, and (2) establishment of a general valuation allowance on the remainder of its loan portfolio. The Bank maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of impaired loans. The Bank considers one- to four-family real estate, construction real estate, second mortgage loans, home equity lines of credit and passbook loans to be homogeneous and, therefore, does not separately evaluate them for impairment unless they are considered troubled debt restructurings. A loan is considered to be a troubled debt restructuring when, to maximize the recovery of the loan, the Company modifies the borrower’s existing loan terms and conditions in response to financial difficulties experienced by the borrower.

When evaluating loans for impairment, management takes into consideration, among other things, delinquency status, size of loans, types of collateral and financial condition of borrowers. A loan is deemed to be impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts under the contractual terms of the loan agreement. All loans identified as impaired are evaluated individually. The Bank does not aggregate such loans for evaluation purposes. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. Payments received on impaired loans are recognized as interest income and then applied to principal.

General loan loss allowances are based upon a combination of factors including, but not limited to, historical loss rates, composition of the loan portfolio, current economic conditions and management’s judgment. Regardless of the extent of the analysis of customer performance, portfolio evaluations, trends or risk management processes established, certain inherent, but undetected losses are probable within the loan portfolio. This is due to several factors including inherent delays in obtaining information regarding a customer’s financial condition or changes in their financial condition, the judgmental nature of individual loan evaluations, collateral assessments and the interpretation of economic trends, and the sensitivity of assumptions utilized to establish allocated allowances for homogeneous groups of loans among other factors. These other risk factors are continually reviewed and revised by management using relevant information available at the time of the evaluation.

Loan Origination Fees and Costs

The Bank defers loan origination fees and certain direct loan origination costs and initially amortizes such amounts, using the interest method, as an adjustment of yield over the contractual lives of the related loans. The Bank anticipates prepayments within its loan portfolio and adjusts the amortization of origination fees and costs accordingly using an annually adjusted prepayment factor.

Federal Home Loan Bank of New York Stock

As a member of the Federal Home Loan Bank of New York (“FHLB”), the Bank is required to acquire and hold shares of FHLB Class B stock. The Bank’s holding requirement varies based on our activities, primarily our outstanding borrowings, with the FHLB. The Bank’s investment in FHLB stock is carried at cost. The Bank conducts a periodic review and evaluation of its FHLB stock to determine if any impairment exists. Management has determined that no other-than-temporary impairment existed as of and during the years ended March 31, 2013 and 2012.

Bank Owned Life Insurance

Bank owned life insurance (“BOLI”) is accounted for using the cash surrender value method and is recorded at its realizable value. The change in the net asset value is recorded as non-interest income.

Premises and Equipment

Premises and equipment are comprised of land, at cost, and land improvements, buildings and improvements, furnishings and equipment and leasehold improvements, at cost, less accumulated depreciation and amortization. Depreciation and amortization charges are computed on the straight-line method over the following estimated useful lives:

Years

Land improvements	5 - 20
Buildings and improvements	5 - 40
Furnishings and equipment	2 - 10
Leasehold improvements	Shorter of useful life or term of lease (2 - 10)

Significant renovations and additions are capitalized as part of premises and equipment account. Maintenance and repairs are charged to operations as incurred.

Real Estate Owned

Real estate acquired through foreclosure or by deed-in-lieu of foreclosure is classified as real estate owned until it is sold. When property is acquired it is initially recorded at the fair market value less costs to sell at the date of foreclosure establishing a new cost basis. After acquisition, foreclosed properties are held for sale and carried at the lower of cost or fair value less estimated selling costs based on a current appraisal prepared by a licensed appraiser. Holding costs and declines in fair value after acquisition of the property result in charges against income.

Income Taxes

The Company, Bank and Botany file a consolidated federal income tax return. Income taxes are allocated based on their respective contribution of income or loss to the consolidated federal income tax return. Separate state income tax returns are filed.

Federal and state income taxes have been provided on the basis of reported income. The amounts reflected on the Company’s and subsidiaries’ tax returns differ from these provisions due principally to temporary differences in the reporting of certain items for financial reporting and income tax reporting purposes.

Deferred income tax expense or benefit is determined by recognizing deferred tax assets and liabilities for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. The realization of deferred tax assets is assessed and a valuation allowance provided, when necessary, for the portion of any assets which are not likely to be realized. Management believes, based upon current facts, that it is more likely than not that there will be sufficient taxable income in future years to realize the deferred tax assets.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements in accordance with ASC Topic 740, “Income Taxes,” which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the Company’s evaluation, no significant income tax uncertainties have been identified. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended March 31, 2013, 2012 and 2011. The Company’s policy is to recognize interest and penalties on unrecognized tax benefits in income taxes expense in the consolidated statement of income. The Company did not recognize any interest and penalties for the years ended March 31, 2013, 2012, and 2011. The tax years subject to examination by the taxing authorities are the years ended December 31, 2012, 2011, and 2010 for federal purposes and the years ended December 31, 2012, 2011, 2010 and 2009 for state purposes.

Interest Rate Risk

The potential for interest-rate risk exists as a result of the generally shorter duration of interest-sensitive liabilities compared to the generally longer duration of interest-sensitive assets. In a rising rate environment, liabilities will reprice faster than assets, thereby reducing net interest income. For this reason, management regularly monitors the maturity structure of assets and liabilities in order to measure its level of interest-rate risk and to plan for future volatility.

Earnings Per Share (EPS)

Basic EPS is based on the weighted average number of common shares actually outstanding and is adjusted for employee stock ownership plan shares not yet committed to be released and deferred compensation obligations required to be settled in shares of Company stock. Unvested restricted stock awards, which contain rights to non-forfeitable dividends, are considered participating securities and the two-class method of computing basic and diluted EPS is applied. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as outstanding stock options, were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Diluted EPS is calculated by adjusting the weighted average number of shares of common stock outstanding to include the effect of contracts or securities exercisable (such as stock options) or which could be converted into common stock, if dilutive, using the treasury stock method. The calculation of diluted EPS for the years ended March 31, 2013, 2012 and 2011 includes incremental shares related to outstanding options of 83,853, 17,808, and 6,705, respectively. Shares issued and reacquired during any period are weighted for the portion of the period they were outstanding. During the years ended March 31, 2013, 2012 and 2011 the average number of options which were antidilutive totaled -0-, -0-, and 1,339,044, respectively.

Stock-Based Compensation

The Company expenses the fair value of all options and restricted stock granted over their requisite service periods.

Defined Benefit Plans

The Company maintains a nonqualified, unfunded pension plan for the directors of the Company. The Company also maintains a post-retirement healthcare plan for the former president’s spouse. The expected costs of benefits provided for both plans are actuarially determined and accrued.

The accounting guidance related to retirement and post-retirement healthcare benefits requires an employer to: (a) recognize in its statement of financial position an asset for a plan’s overfunded status or a liability for a plan’s underfunded status; (b) measure a plan’s assets and its obligations that determine its funded status as of the end of the employer’s fiscal year; and (c) recognize, in comprehensive income, changes in the funded status of a defined benefit post-retirement plan in the year in which the changes occur. The accounting guidance requires that plan assets and benefit obligations be measured as of the date of the employer’s fiscal year-end statement of financial condition.

Reclassification

Certain amounts for prior periods have been restated to conform to the current year’s presentation. Such reclassification had no impact on net income or stockholders’ equity as previously reported.

Recent Accounting Pronouncements

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income (Topic 220); Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company does not expect the adoption of this standard effect April 1, 2013 have a material impact on the Company’s consolidated financial statements.

Dividend Waiver	12 Months Ended
Mar. 31, 2013
Dividend Waiver [Abstract]
DIVIDEND WAIVER

NOTE 2 - DIVIDEND WAIVER

During the years ended March 31, 2012 and 2011, Clifton MHC (“MHC”), the federally chartered mutual holding company of the Company, waived its right, upon non-objection from the Board of Governors of the Federal Reserve System (the “Federal Reserve Board”) and the Office of Comptroller of the Currency (“OCC”) and, previously, the Office of Thrift Supervision (“OTS”), respectively, to receive cash dividends of approximately $4.0 million and $4.0 million, respectively, on the shares of Company common stock it owns.

As a result of restrictions implemented by the Federal Reserve Board, the MHC was unable to waive its receipt of dividends declared by the Company during the year ended March 31, 2013. Accordingly, the MHC received dividends from the Company totaling $4.0 million during year ended March 31, 2013. As a result of such regulatory considerations, the Company’s Board of Directors will be reviewing the Company’s dividend policy on a quarterly basis and can make no assurances that it will continue to declare regular quarterly cash dividends or that its dividend policy will not change in the future.

Stock Repurchase Program	12 Months Ended
Mar. 31, 2013
Stock Repurchase Program [Abstract]
STOCK REPURCHASE PROGRAM

NOTE 3 - STOCK REPURCHASE PROGRAM

The Company’s Board of Directors has authorized several stock repurchase programs. The repurchased shares are held as treasury stock for general corporate use. On November 28, 2012, the Company’s Board of Directors authorized the Company’s tenth repurchase plan for up to 280,000 shares of the Company’s outstanding common stock, representing approximately 3% of the outstanding shares owned by entities other than the MHC on that date. During the year ended March 31, 2013, 1,400 shares were repurchased under these plans at a total cost of approximately $15,000, or $10.53 per share. There were no stock repurchases under these plans made during the year ended March 31, 2012 as all authorized repurchase plans during that period were complete. During the year ended March 31, 2011, 298,000 shares were repurchased at an aggregate cost of approximately $2.7 million, or $9.08 per share, under these programs.

Additionally, during the years ended March 31, 2013 and March 31, 2012, 1,202 and 1,061 shares were purchased at a total cost of $12,000, or $10.07 per share, and $11,000, or $10.67 per share, respectively, representing the withholding of shares subject to restricted stock awards under the Clifton Savings Bancorp, Inc. 2005 Equity Incentive Plan for payment of taxes due upon the vesting of restricted stock awards. There were no shares purchased representing the withholding of shares subject to restricted stock award payment of taxes during the year ended March 31, 2011.

Securities	12 Months Ended
Mar. 31, 2013
Securities [Abstract]
SECURITIES

NOTE 4 - SECURITIES

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale and held-to-maturity for the dates indicated are as follows:

	March 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Debt securities:
Government-sponsored enterprises	$5,000	$4	$—	$5,004

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	4,838	387	—	5,225
Federal National Mortgage Association	4,856	314	—	5,170

	9,694	701	—	10,395

Total available for sale securities	$14,694	$705	$—	$15,399

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Debt securities:
Government-sponsored enterprises	$44,994	$77	$—	$45,071

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	7,118	601	—	7,719
Federal National Mortgage Association	16,295	1,110	—	17,405

	23,413	1,711	—	25,124

Total available for sale securities	$68,407	$1,788	$—	$70,195

	March 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$69,999	$607	$11	$70,595
Corporate bonds	49,917	1,951	1	51,867

	119,916	2,558	12	122,462

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	106,346	5,459	125	111,680
Federal National Mortgage Association	207,781	7,118	350	214,549
Governmental National Mortgage Association	28,685	1,998	35	30,648

	342,812	14,575	510	356,877

Total held to maturity securities	$462,728	$17,133	$522	$479,339

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$117,929	$559	$69	$118,419
Corporate bonds	49,855	568	561	49,862

	167,784	1,127	630	168,281

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	139,231	6,823	452	145,602
Federal National Mortgage Association	157,844	7,940	203	165,581
Governmental National Mortgage Association	39,155	2,830	—	41,985

	336,230	17,593	655	353,168

Total held to maturity securities	$504,014	$18,720	$1,285	$521,449

Contractual maturity data for investment securities is as follows:

	March 31,
	2013		2012
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)

Available for sale:
Debt securities:
Due after one but within five years	$5,000	$5,004	$44,994	$45,071

Mortgage-backed securities:
Due after five through ten years	2,565	2,756	7,375	7,964
Due after ten years	7,129	7,639	16,038	17,160

	9,694	10,395	23,413	25,124

Total available for sale securities	$14,694	$15,399	$68,407	$70,195

Held to maturity:
Debt securities:
Due less than one year	$5,000	$5,014	$—	$—
Due after one through five years	94,913	96,463	77,852	78,139
Due after five through ten years	20,003	20,985	30,003	30,199
Due after ten years	—	—	59,929	59,943

	119,916	122,462	167,784	168,281

Mortgage-backed securities:
Due less than one year	8	8	2	2
Due after one through five years	337	352	75	80
Due after five through ten years	78,187	78,699	9,699	10,452
Due after ten years	264,280	277,818	326,454	342,634

	342,812	356,877	336,230	353,168

Total held to maturity securities	$462,728	$479,339	$504,014	$521,449

The amortized cost and carrying values shown above are by contractual final maturity. Actual maturities will differ from contractual final maturities due to scheduled monthly payments related to mortgage-backed securities and due to the borrowers having the right to prepay obligations with or without prepayment penalties. The Company’s mortgage-backed securities are generally secured by residential and multi-family mortgage loans with contractual maturities of 15 years or greater. However, the effective lives of those securities are generally shorter than their contractual maturities due to principal amortization and prepayment of the mortgage loans comprised within those securities. Investors in mortgage pass-through securities generally share in the receipt of principal repayments on a pro-rata basis as paid by the borrowers.

The age of gross unrealized losses and the fair value of related securities at March 31, 2013 and 2012 were as follows:

	Less Than 12 Months		12 Months or More		Total
March 31, 2013	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Held to maturity:
Debt securities:
Government-sponsored enterprises	$9,988	$11	$—	$—	$9,988	$11
Corporate bonds	—	—	4,999	1	4,999	1

	9,988	11	4,999	1	14,987	12

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	10,368	124	30	1	10,398	125
Federal National Mortgage Association	42,609	347	187	3	42,796	350
Government National Mortgage Association	1,585	35	—	—	1,585	35

	54,562	506	217	4	54,779	510

Total held to maturity securities	$64,550	$517	$5,216	$5	$69,766	$522

	Less Than 12 Months		12 Months or More		Total
March 31, 2012	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$34,912	$69	$—	$—	$34,912	$69
Corporate bonds	29,404	561	—	—	29,404	561

	64,316	630	—	—	64,316	630

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	22,258	450	277	2	22,535	452
Federal National Mortgage Association	18,101	198	244	5	18,345	203

	40,359	648	521	7	40,880	655

Total held to maturity securities	$104,675	$1,278	$521	$7	$105,196	$1,285

Management does not believe that any of the unrealized losses at March 31, 2013 (two bonds of Government-sponsored enterprises and one corporate bond included in debt securities, and thirteen FNMA, five FHLMC, and one GNMA mortgage-backed securities) represent an other-than-temporary impairment as they are primarily related to market interest rates and not related to the underlying credit quality of the issuers of the securities. Additionally, the Company and subsidiaries have the ability, and management has the intent, to hold such securities for the time necessary to recover amortized cost and does not have the intent to sell the securities, and it is more likely than not that it will not have to sell the securities before recovery of its amortized cost.

The proceeds from sales of mortgage-backed securities available for sale totaled $8.8 million during the year ended March 31, 2013, and the gross realized gains on the sales totaled approximately $647,000. The proceeds from sales of mortgage-backed securities available for sale totaled $11.1 million during the year ended March 31, 2011, and the gross realized gain on the sale totaled approximately $872,000. There were no sales of securities held to maturity during the years ended March 31, 2013, 2012 and 2011. There were no sales of securities available for sale during the year ended March 31, 2012.

Loans Receivable and Allowance for Loan Losses	12 Months Ended
Mar. 31, 2013
Loans Receivable and Allowance for Loan Losses [Abstract]
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

NOTE 5 - LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

The loans receivable portfolio is segmented into real estate, and consumer loans. Real estate loans consist of the following classes: one-to-four-family real estate, multi-family real estate, commercial real estate, and construction real estate. Consumer loans consist of the following classes: second mortgage loans, equity lines of credit and other consumer loans.

The following is a summary of loans by segments and the classes within those segments:

	March 31,
	2013	2012
	(In Thousands)
Real estate:
One- to four-family	$419,240	$398,174
Multi-family	14,990	14,084
Commercial	13,671	14,844
Construction	937	1,380

	448,838	428,482
Consumer:
Second mortgage	6,687	7,892
Passbook or certificate	838	797
Equity lines of credit	2,218	2,097
Other loans	55	555

	9,798	11,341

Total Loans	458,636	439,823

Less:
Loans in process	(169)	(744)
Net purchase premiums, discounts, and deferred loan costs	845	(156)

	676	(900)

Total Loans, Net	$459,312	$438,923

The allowance for loan losses consists of general and unallocated components. For loans that are classified as impaired, a valuation allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component of the allowance covers pools of loans by loan class not considered impaired, as well as smaller balance homogeneous loans, such as one- to four-family real estate, construction real estate, second mortgage loans, home equity lines of credit and passbook loans. These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these categories of loans, adjusted for qualitative factors to reflect current conditions. The historical loss factor is adjusted by qualitative risk factors which include:

1.	Lending policies and procedures, including underwriting standards and collection, charge-off, and recovery practices.

2.	National, regional, and local economic and business conditions, including the value of underlying collateral for collateral dependent loans.

3.	Nature and volume of the portfolio and terms of loans.

4.	Experience, ability, and depth of lending management and staff.

5.	The quality of the Bank’s loan review system.

6.	Volume and severity of past due, classified and nonaccrual loans.

7.	Existence and effect of any concentrations of credit and changes in the level of such concentrations.

8.	Effect of external factors, such as competition and legal and regulatory requirements.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management’s best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan loss calculation.

An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating losses in the portfolio.

The evaluation of the adequacy of the allowance is based on an analysis which categorizes the entire loan portfolio by certain risk characteristics. The loan portfolio segments are further disaggregated into the following loan classes, where the risk level for each type is analyzed when determining the allowance for loan losses.

Real Estate:

1. One-to Four-Family Loans - consists of loans secured by first liens on either owner occupied or investment properties. These loans can be affected by economic conditions and the value of the underlying properties. The risk is considered relatively low as the Bank has always had conservative underwriting standards and does not have sub-prime loans in its loan portfolio.

2. Multi-Family Loans - consists of loans secured by multi-family real estate which generally involve a greater degree of risk than one- to four-family residential mortgage loans. These loans can be affected by economic conditions and the value of the underlying properties. The Bank has always had conservative underwriting standards. These loans are affected by economic conditions.

3. Commercial Loans - consists of loans secured by commercial real estate which generally involve a greater degree of risk than one- to four-family residential mortgage loans. These loans can be affected by economic conditions and the value of the underlying properties. The Bank has always had conservative underwriting standards. These loans are affected by economic conditions to a greater degree than one-to four-family and multi-family loans.

4. Construction Loans - consists primarily of the financing of construction of one- to four family properties or construction/permanent loans for the construction of one-to four-family homes to be occupied by the borrower. Construction loans generally are considered to involve a higher degree of risk of loss than long-term financing on improved, occupied real estate due to uncertainty of construction costs. Independent inspections are performed prior to disbursement of loan proceeds as construction progresses to mitigate these risks. These loans are also affected by economic conditions.

Consumer:

1. Second Mortgage and Equity Lines of Credit - consists of one-to four-family loans secured by first, second or third liens (when the Bank has the two other lien positions) or, in one instance, a commercial property. These loans are affected by the borrower’s continuing financial stability, and therefore are more likely to be adversely affected by job loss, divorce, illness or personal bankruptcy. The credit risk is considered slightly higher than one-to four-family first lien loans as these loans are also dependent on the value of underlying properties, but have the added risk of a subordinate collateral position.

2. Passbook or Certificate and Other Loans - consists of loans secured by passbook accounts and certificates of deposits and unsecured loans. The passbook or certificate loans have low credit risk as they are fully secured by their collateral. Unsecured loans, included in other loans, are primarily between the Company and the MHC, so they also are considered a low credit risk.

The allowance calculation methodology includes further segregation of loan classes into risk rating categories. The borrower’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans classified as special mention have potential weaknesses that deserve management’s close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans are rated pass-watch if the Bank is waiting for documents required for a complete file or if the loan is to be monitored due to previous delinquent status. Loans not classified are rated pass.

In addition, the Office of the Comptroller of the Currency (the “OCC”) as an integral part of its examination process, periodically reviews our loan portfolio and the related allowance for loan losses. The OCC may require the allowance for loan losses to be increased based on its review of information available at the time of the examination.

The change in the allowance for loan losses for the years ended March 31, 2013, 2012 and 2011 is as follows:

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2012:
Total allowance for loan losses	$1,733	$193	$105	$4	$42	$1	$12	$2,090
Charge-offs	(402)	—	—	—	—	—	—	(402)
Recoveries	50	—	—	—	—	—	—	50
Provision charged to operations	746	(6)	(6)	1	(4)	—	31	762

At March 31, 2013:
Total allowance for loan losses	$2,127	$187	$99	$5	$38	$1	$43	$2,500

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2011:
Total allowance for loan losses	$1,601	$103	$93	$11	$46	$3	$23	$1,880
Charge-offs	(31)	—	(6)	—	—	—	—	(37)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	163	90	18	(7)	(4)	(2)	(11)	247

At March 31, 2012:
Total allowance for loan losses	$1,733	$193	$105	$4	$42	$1	$12	$2,090

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2010:
Total allowance for loan losses	$1,746	$125	$111	$1	$63	$4	$—	$2,050
Charge-offs	(112)	(160)	—	—	—	—	—	(272)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	(33)	138	(18)	10	(17)	(1)	23	102

At March 31, 2011:
Total allowance for loan losses	$1,601	$103	$93	$11	$46	$3	$23	$1,880

The following table presents the allocation of the allowance for loan losses and related loans by loan class at March 31, 2013 and 2012.

March 31, 2013	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,127	187	99	5	38	1	43	2,500

Total	$2,127	$187	$99	$5	$38	$1	$43	$2,500

Loans:
Individually evaluated for impairment	$528	$—	$251	$—	$—	$—	$—	$779
Collectively evaluated for impairment	418,712	14,990	13,420	937	8,905	893	—	457,857

Total	$419,240	$14,990	$13,671	$937	$8,905	$893	$—	$458,636

March 31, 2012	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	1,733	193	105	4	42	1	12	2,090

Total	$1,733	$193	$105	$4	$42	$1	$12	$2,090

Loans:
Individually evaluated for impairment	$909	$—	$256	$—	$—	$—	$—	$1,165
Collectively evaluated for impairment	397,265	14,084	14,588	1,380	9,989	1,352	—	438,658

Total	$398,174	$14,084	$14,844	$1,380	$9,989	$1,352	$—	$439,823

The aggregate amount of classified loan balances are as follows at March 31, 2013 and 2012:

March 31, 2013	One-to-four Family Real Estate	Multi-family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or certificate and Other Loans	Total Loans
	(In Thousands)
Pass	$403,754	$14,018	$13,183	$937	$8,683	$893	$441,468
Pass-watch	8,734	972	173	—	65	—	9,944
Special mention	1,191	—	64	—	9	—	1,264
Substandard	5,561	—	251	—	148	—	5,960
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—

Total loans	$419,240	$14,990	$13,671	$937	$8,905	$893	$458,636

March 31, 2012	One-to-four Family Real Estate	Multi-family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or certificate and Other Loans	Total Loans
	(In Thousands)
Pass	$386,604	$13,516	$12,083	$1,380	$9,823	$1,352	$424,758
Pass-watch	5,605	568	2,505	—	—	—	8,678
Special mention	2,294	—	—	—	64	—	2,358
Substandard	3,671	—	256	—	102	—	4,029
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—

Total loans	$398,174	$14,084	$14,844	$1,380	$9,989	$1,352	$439,823

The following table provides information with respect to our nonaccrual loans at March 31, 2013 and 2012. Loans are generally placed on nonaccrual status when they become more than 90 days delinquent, or when the collection of principal and, or interest become doubtful. Nonaccrual loans differed from the amount of total loans past due greater than 90 days due to some previously delinquent loans that are currently not more than 90 days delinquent which are maintained on nonaccrual status for a minimum of six months until the borrower has demonstrated the ability to satisfy the loan terms. A loan is returned to accrual status when there is sustained period of repayment performance (generally six months) by the borrower in accordance with the contractual terms of the loan, or in some circumstances, when the factors indicating doubtful collectability no longer exist and the Bank expects repayment of the remaining contractual amounts due.

	March 31,
	2013	2012
	(In Thousands)
Nonaccrual loans:
Real estate loans:
One-to four-family	$5,496	$3,671
Commercial	251	—
Consumer and other loans:
Second mortgage	148	102

Total nonaccrual loans	$5,895	$3,773

During the years ended March 31, 2013, 2012 and 2011, interest income of approximately $201,000, $119,000, and $71,000, respectively, was recognized on these loans. Interest income that would have been recorded, had the loans been on accrual status and performing in accordance with the original terms of the contracts, amounted to approximately $296,000, $206,000, and $167,000, respectively, for the years ended March 31, 2013, 2012, and 2011.

The following table provides information about delinquencies in our loan portfolio at March 31, 2013 and 2012.

March 31, 2013	30-59 Days Past Due	60-89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Gross Loans
	(In Thousands)
Real estate loans:
One-to four-family	$2,076	$300	$3,693	$6,069	$413,171	$419,240
Multi-family	—	—	—	—	14,990	14,990
Commercial	—	251	—	251	13,420	13,671
Construction	—	—	—	—	937	937
Consumer and other loans:
Second mortgage and equity lines of credit	9	4	39	52	8,853	8,905
Passbook or certificate and other loans	—	96	—	96	797	893

Total	$2,085	$651	$3,732	$6,468	$452,168	$458,636

March 31, 2012	30-59 Days Past Due	60-89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Gross Loans
	(In Thousands)
Real estate loans:
One-to four-family	$3,982	$191	$3,124	$7,297	$390,877	$398,174
Multi-family	—	—	—	—	14,084	14,084
Commercial	—	—	—	—	14,844	14,844
Construction	—	—	—	—	1,380	1,380
Consumer and other loans:
Second mortgage and equity lines of credit	102	—	52	154	9,835	9,989
Passbook or certificate and other loans	6	—	—	6	1,346	1,352

Total	$4,090	$191	$3,176	$7,457	$432,366	$439,823

There were no loans that are past due greater than ninety days that were accruing as of March 31, 2013 and 2012.

A loan is defined as impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due under the contractual terms of the loan agreement. The Company considers one- to four-family mortgage loans and consumer installment loans to be homogeneous and, therefore, does not separately evaluate them for impairment, unless they are considered troubled debt restructurings. All other loans are evaluated for impairment on an individual basis.

Impaired loans, none of which had a related allowance at or for the periods ending March 31, 2013 and 2012, were as follows:

At or For The Year Ended March 31, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$528	$718	$—	$593	$19
Commercial	251	251	—	253	12

Total impaired loans	$779	$969	$—	$846	$31

At or For The Year Ended March 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$909	$1,119	$—	$1,104	$50
Commercial	256	256	—	329	28

Total impaired loans	$1,165	$1,375	$—	$1,433	$78

The Company adopted Accounting Standards Update (“ASU”) No. 2011-02 on April 1, 2011 which provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring. In evaluating whether a restructuring constitutes a troubled debt restructuring, ASU No. 2011-02 requires that a creditor must separately conclude that the restructuring constitutes a concession and the borrower is experiencing financial difficulties. As a result of the Company’s adoption of ASU No. 2011-02, it determined that no loans were troubled debt restructurings other than those previously considered as such.

The recorded investment in loans modified in a troubled debt restructuring totaled $528,000 at March 31, 2013, of which $217,000 was 90 days or more past due. The remaining loans modified were current at the time of the restructuring and have complied with the terms of their restructure agreements at March 31, 2013. The recorded investment in loans modified in a troubled debt restructuring totaled $909,000 at March 31, 2012, of which $34,000 was 30-59 days past due, and $218,000 was 90 days or more past due. The remaining loans modified were current at the time of the restructuring and have complied with the terms of their restructure agreements at March 31, 2012. Loans that were modified in a troubled debt restructuring represent concessions made to borrowers experiencing financial difficulties. The Company works with these borrowers to modify existing loan terms usually by extending maturities or reducing interest rates. The Company records an impairment loss, if any, based on the present value of expected future cash flows discounted at the original loan’s effective interest rate. Subsequently, these loans are individually evaluated for impairment. As a result of the Company’s initial impairment evaluations, it charged-off $-0- and $31,000 during the years ended March 31, 2013 and 2012.

There were no new troubled debt restructurings or defaults on troubled debt restructurings that occurred within twelve months of restructuring during the year ended March 31, 2013.

The following table presents troubled debt restructurings by class during the period indicated.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
Year Ended March 31, 2012		(Dollar In Thousands)
One-to Four Family Real Estate	3	$586	$596
Year Ended March 31, 2011
One-to Four Family Real Estate	4	$937	$694

The following table presents troubled debt restructurings which, during the periods indicated, defaulted within twelve months of restructuring.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
Year Ended March 31, 2012		(Dollar In Thousands)
One-to Four Family Real Estate	1	$212	$208
Year Ended March 31, 2011
One-to Four Family Real Estate	1	$40	$40

The Company and the Bank have granted loans to MHC and certain officers and directors of the Company and Bank and to their associates. The activity with respect to these loans is as follows:

	Years Ended March 31,
	2013	2012
	(In Thousands)
Balance, beginning	$1,690	$1,748
Loans originated	7	—
Newly associated persons	111	—
Collection of principal	(668)	(58)

Balance, ending	$1,140	$1,690

Premises and Equipment	12 Months Ended
Mar. 31, 2013
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 6 - PREMISES AND EQUIPMENT

	March 31,
	2013	2012
	(In Thousands)
Land and land improvements	$3,561	$3,561
Buildings and improvements	7,027	7,004
Furnishings and equipment	3,168	2,883
Leasehold improvements	593	588

	14,349	14,036
Accumulated depreciation and amortization	(6,508)	(5,961)

	$7,841	$8,075

During the year ended March 31, 2011, $1.16 million of land and land improvements were reclassified to land held for sale and during the years ended March 31, 2013, 2012 and 2011, $99,000, $156,000, and $397,000 in write downs to fair value were recorded. The land was sold in July 2012.

During the year ended March 31, 2011, the Company recognized a net gain of $329,000 on the sale of premises and equipment, as the Bank sold its Botany branch facility in August 2010 and recognized a $339,000 gain on the sale of land, building and improvements, net of a $10,000 loss recognized on the disposal of net furnishings and equipment. A $2,000 loss was also recognized on the disposal of other net furnishings and equipment during that year.

Rental expenses related to the occupancy of leased premises, including property taxes and common area maintenance totaled approximately $538,000, $429,000 and $430,000 for the years ended March 31, 2013, 2012 and 2011, respectively. The Bank leases six building spaces. Some operating leases contain renewal options and provisions requiring the Bank to pay property taxes and operating expenses over base amounts. The minimum obligation under all non-cancellable lease agreements, which expire through May 31, 2020, for each of the years ended March 31 is as follows:

Amount
(In Thousands)
2014	$460
2015	462
2016	367
2017	338
2018	300
2019 & After	353

$2,280

Interest Receivable	12 Months Ended
Mar. 31, 2013
Interest Receivable [Abstract]
INTEREST RECEIVABLE

NOTE 7 - INTEREST RECEIVABLE

	March 31,
	2013	2012
	(In Thousands)
Loans	$1,814	$1,831
Mortgage-backed securities	1,016	1,216
Debt securities	596	1,057

	3,426	4,104
Allowance for uncollected interest on loans	(249)	(177)

	$3,177	$3,927

Deposits	12 Months Ended
Mar. 31, 2013
Deposits [Abstract]
DEPOSITS

NOTE 8 - DEPOSITS

	March 31,
	2013			2012
	Weighted Average Rate	Amount	Percent	Weighted Average Rate	Amount	Percent
	(Dollars In Thousands)
Demand accounts:
Non-interest bearing	0.00%	$13,228	1.73%	0.00%	$7,997	0.97%
Crystal Checking	0.20	14,428	1.89	0.30	14,938	1.81
NOW	0.10	23,226	3.04	0.20	21,289	2.58
Super NOW	0.20	216	0.03	0.30	120	0.01
Money Market	0.20	19,356	2.53	0.30	21,085	2.55

	0.13	70,454	9.22	0.23	65,429	7.92

Savings and club accounts	0.20	127,957	16.76	0.33	122,852	14.87

Certificates of deposit	1.36	565,281	74.02	1.69	637,994	77.21

Total Deposits	1.05%	$763,692	100.00%	1.37%	$826,275	100.00%

Certificates of deposit with balances of $100,000 or more at March 31, 2013 and 2012 totaled approximately $216.7 million and $237.3 million, respectively. The Bank’s deposits are insurable to applicable limits established by the Federal Deposit Insurance Corporation. The maximum deposit insurance amount is $250,000.

The scheduled maturities of certificates of deposit are as follows:

	March 31,
	2013	2012
	(In Thousands)
One year or less	$321,254	$374,476
After one to two years	141,160	150,704
After two to three years	58,527	67,070
After three to four years	6,298	11,766
After four years to five years	13,318	16,649
Thereafter	24,724	17,329

	$565,281	$637,994

Interest expense on deposits consists of the following:

	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Demand	$111	$195	$375
Savings and club	324	518	874
Certificates of deposits	9,042	11,932	13,616

	$9,477	$12,645	$14,865

Advances from Federal Home Loan Bank of New York (''FHLB'')	12 Months Ended
Mar. 31, 2013
Advances from Federal Home Loan Bank of New York ("FHLB") [Abstract]
ADVANCES FROM FEDERAL HOME LOAN BANK OF NEW YORK ("FHLB")

NOTE 9 - ADVANCES FROM FEDERAL HOME LOAN BANK OF NEW YORK (“FHLB”)

The maturities and weighted average fixed interest rates of FHLB advances were as follows:

	March 31,
	2013		2012
Maturing During Year Ending	Balance	Weighted Average Interest Rate	Balance	Weighted Average Interest Rate
	(Dollars In Thousands)
2013	$—	—%	$21,471	3.92%
2014	—	—	7,308	3.36
2015	—	—	2,400	3.88
2016	10,000	2.24	5,000	3.74
2017	—	—	—	—
2018	32,500	3.82	32,500	3.82
Thereafter	10,000	4.04	10,000	4.04

	$52,500	3.56%	$78,679	3.83%

The carrying value of collateral pledged for the above advances was as follows:

	March 31,
	2013	2012
	(In Thousands)
Available for Sale:
Mortgage-backed securities	$—	$19,451

Held to maturity:
Debt security - Government-sponsored enterprises	5,000	5,000
Mortgage-backed securities	47,643	55,738

	52,643	60,738

	$52,643	$80,189

At March 31, 2013, the Bank can borrow overnight funds from the FHLB under an overnight advance program up to the Bank’s maximum borrowing capacity based on the Bank’s ability to collateralize such borrowings. Additionally, the Bank has the ability to borrow funds of up to an aggregate of $88.0 million at two financial institutions under established unsecured overnight lines of credit at a daily adjustable rate. There were no drawings on these lines at March 31, 2013 and 2012.

During the year ended March 31, 2013, $16.2 million of long-term borrowings were paid off in advance, resulting in a prepayment penalty of $527,000 which was recorded in July 2012.

Regulatory Capital	12 Months Ended
Mar. 31, 2013
Regulatory Capital [Abstract]
REGULATORY CAPITAL

NOTE 10 - REGULATORY CAPITAL

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements.

Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined by regulations) to risk-weighted assets (as defined), and of Tier 1 and tangible capital to adjusted total assets (as defined). Management believes, as of March 31, 2013 and 2012, that the Bank met all capital adequacy requirements to which it was subject.

The following table sets forth the Bank’s capital position at March 31, 2013 and 2012 as compared to minimum regulatory capital requirements:

			Regulatory Capital Requirements
	Actual		Minimum Capital Adequacy		For Classification as Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)
As of March 31, 2013:
Total risk-based capital (to risk-weighted assets)	$168,986	40.52%	$33,366	8.00%	$41,708	10.00%
Tier 1 capital (to risk-weighted assets)	166,486	39.92	16,683	4.00	25,025	6.00
Core (tier 1) capital (to adjusted total assets)	166,486	16.41	40,591	4.00	50,738	5.00
Tier 1 risk-based capital (to adjusted tangible assets)	166,486	16.41	15,222	1.50	—	—
As of March 31, 2012:
Total risk-based capital (to risk-weighted assets)	$161,069	38.31%	$33,632	8.00%	$42,040	10.00%
Tier 1 capital (to risk-weighted assets)	158,979	37.82	16,816	4.00	25,224	6.00
Core (tier 1) capital (to adjusted total assets)	158,979	14.58	43,620	4.00	54,526	5.00
Tier 1 risk-based capital (to adjusted tangible assets)	158,979	14.58	16,358	1.50	—	—

In January, 2013, the most recent notification from the OCC, the Bank was categorized as well capitalized as of September 30, 2012, under the regulatory framework for prompt corrective action. There are no conditions existing or events which have occurred since notification that management believes have changed the Bank’s category.

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes [Abstract]
INCOME TAXES

NOTE 11 - INCOME TAXES

The components of income taxes are summarized as follows:

	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Current tax expense:
Federal income	$2,767	$3,804	$4,592
State income	541	636	271

Total Current Income Tax Expense	3,308	4,440	4,863
Deferred tax expense (benefit):
Federal income	111	(313)	(501)
State income	8	48	514

Total Deferred Income Tax Expense (Benefit)	119	(265)	13

Total Income Tax Expense	$3,427	$4,175	$4,876

The following table presents a reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended March 31,
	2013	2012	2011
	(Dollars In Thousands)
Federal income tax at the statutory rate	$3,413	$4,098	$4,654
Increase (decrease) in income taxes resulting from:
New Jersey income tax, net of federal income tax effect	363	451	518
Bank owned life insurance income	(314)	(293)	(299)
Change in tax rate	—	(79)	—
Other, net	(35)	(2)	3

Total Income Tax Expense	$3,427	$4,175	$4,876

Effective income tax rate	34.1%	34.6%	35.6%

Deferred tax assets and liabilities consisted of the following:

	March 31,
	2013	2012
	(In Thousands)
Deferred income tax assets:
Pension costs	$961	$1,033
Allowance for loan losses	1,021	854
Benefit plans	21	21
Depreciation	164	174
Post-retirement benefits and healthcare obligations	418	303
Non-qualified benefit plans	601	573
Employee Stock Ownership Plan	327	334
Supplemental Executive Retirement Plan	145	134
Writedown on land held for sale	—	226
Other	220	230

Total Deferred Tax Assets	3,878	3,882
Deferred income tax liabilities:
Net unrealized gain on securities available for sale	(288)	(730)

Net Deferred Tax Asset Included in Other Assets	$3,590	$3,152

Retained earnings at March 31, 2013 and 2012, includes approximately $6.4 million of tax bad debt deductions for which deferred taxes have not been provided. Reduction of such amount for purposes other than bad debt losses, including non-dividend distributions, will result in income for tax purposes only, and will be subject to income tax at the then current rate. The Company does not intend to make non-dividend distributions that would result in a recapture of any portion of its bad debt reserves.

Employee Benefit Plans	12 Months Ended
Mar. 31, 2013
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 12 - EMPLOYEE BENEFIT PLANS

ESOP

Effective upon the consummation of the Bank’s reorganization in March 2004, an ESOP was established for all eligible employees who had completed a twelve-month period of employment with the Bank and at least 1,000 hours of service and had attained the age of 21. The ESOP used $11.0 million in proceeds from a term loan obtained from the Company to purchase 1,099,097 shares of Company common stock. The term loan principal is payable over fifteen equal annual installments through December 31, 2018. Interest on the term loan is fixed at a rate of 4.00%. Each year, the Bank intends to make discretionary contributions to the ESOP, which will be equal to principal and interest payments required on the term loan. The loan is further paid down by the amount of dividends paid, if any, on the common stock owned by the ESOP.

Shares purchased with the loan proceeds were initially pledged as collateral for the term loan and are held in a suspense account for future allocation among participants. Contributions to the ESOP and shares released from the suspense account will be allocated among the participants on the basis of compensation, as described by the Plan, in the year of allocation.

The ESOP shares pledged as collateral are reported as unearned ESOP shares in the consolidated statements of financial condition. As shares are committed to be released from collateral, the Bank reports compensation expense equal to the current market price of the shares, and the shares become outstanding for basic net income per common share computations. ESOP compensation expense was approximately $622,000, $640,000 and $612,000 for the years ended March 31, 2013, 2012 and 2011, respectively.

The ESOP shares were as follows:

	March 31,
	2013	2012
	(In Thousands)
Allocated shares	605	539
Shares committed to be released	8	8
Unearned shares	421	494

Total ESOP Shares	1,034	1,041

Fair value of unearned shares	$5,244	$5,159

Section 401(k) Plan (“Plan”)

The Bank sponsors a Plan pursuant to Section 401(k) of the Internal Revenue Code (“IRC”), for all eligible (attainment of age 21 and one year of service) employees. Employees may elect to save up to 25% of their compensation, subject to IRC limits. For each dollar up to 4.5% of compensation, the Bank will match 50% of the employee’s contribution. The Plan’s expense for the years ended March 31, 2013, 2012, and 2011, was approximately $90,000, $86,000, and $79,000, respectively.

Supplemental Executive Retirement Plan (“SERP”)

Effective upon the consummation of the Bank’s reorganization in March 2004, a SERP was established. The SERP provides participating executives with benefits otherwise limited by certain provisions of the Internal Revenue Code or the terms of the employee stock ownership plan loan. Specifically, the SERP provides benefits to eligible officers (those designated by the Board of Directors of the Bank) that cannot be provided under the Section 401(k) plan or the ESOP as a result of limitations imposed by the Internal Revenue Code, but that would have been provided under the plans, but for these Internal Revenue Code limitations. In addition to providing for benefits lost under tax-qualified plans as a result of the Internal Revenue Code limitations, the SERP also provides supplemental benefits upon a change of control prior to the scheduled repayment of the ESOP loan. Generally, upon a change in control, the SERP provides participants with a benefit equal to what they would have received under the ESOP, had they remained employed throughout the term of the loan, less the benefits actually provided under the plan on the participant’s behalf. A participant’s benefits generally become payable upon a change in control of the Bank and the Company. The SERP expense for the years ended March 31, 2013, 2012, and 2011, was approximately $28,000, $29,000 and $27,000, respectively. At March 31, 2013 and 2012, the accrued SERP liability was $356,000 and $328,000, respectively.

Stock-Based Compensation	12 Months Ended
Mar. 31, 2013
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 13 - STOCK-BASED COMPENSATION

At the Company’s annual stockholders’ meeting held on July 14, 2005, stockholders of the Company approved the Clifton Savings Bancorp, Inc. 2005 Equity Incentive Plan. Under this plan, the Company may grant options to purchase up to 1,495,993 shares of Company common stock and may grant up to 598,397 shares of common stock as restricted stock awards. At March 31, 2013, there were 6,766 shares remaining for future option grants, and 191 shares remaining available for future restricted stock awards under the plan.

On December 7, 2005, 585,231 shares of restricted stock were awarded. The restricted shares awarded had a grant date fair value of $10.22 per share. Twenty percent of the shares awarded were immediately vested, with an additional twenty percent becoming vested annually thereafter. On May 26, 2010, 35,000 shares of restricted stock were awarded. The restricted shares awarded had a grant date fair value of $8.84 per share. Twenty percent of the shares awarded vest annually. Management recognizes expense for the fair value of these awards on a straight line basis over the requisite service period. During the years ended March 31, 2013, 2012 and 2011, approximately $62,000, $62,000 and $52,000, respectively in expense, was recognized in regard to these restricted stock awards. The Company recognized approximately $25,000, $25,000, and $21,000 of income tax benefits resulting from this expense for the years ended March 31, 2013, 2012 and 2011, respectively. The total fair value of stock awards vested during the years ended March 31, 2013, 2012 and 2011 were approximately $75,000, $75,000, and $0, respectively. The expected future compensation expense relating to the 21,000 non-vested restricted shares outstanding at March 31, 2013 is $134,000 over a weighted average period of 2.2 years.

The following is a summary of the status of the Company’s restricted shares:

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2011	35,000	$8.84
Vesting	(7,000)	8.84

Non-vested at March 31, 2012	28,000	8.84
Vesting	(7,000)	8.84

Non-vested at March 31, 2013	21,000	$8.84

On August 31, 2005, options to purchase 1,483,510 shares of common stock at $10.24 per share were awarded and will expire no later than ten years following the grant date. Immediately upon grant, twenty percent of the options awarded were vested, with an additional twenty percent becoming vested annually thereafter.

On May 26, 2010, options to purchase 164,875 shares of common stock at an exercise price of $8.84 per share were awarded and will expire no later than ten years following the grant date. Twenty percent of the shares awarded vest annually. Management recognizes expense for the fair value of these awards on an accelerated attribution basis over the requisite service period. During the years ended March 31, 2013, 2012 and 2011, approximately $76,000, $127,000 and $166,000, respectively, in stock option expense, was recorded net of income tax benefits of $27,000, $45,000 and $60,000, respectively. The expected future compensation expense relating to the 98,925 non-vested options outstanding at March 31, 2013 is $68,000 over the weighted average period of 2.2 years.

A summary of stock option activity follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2011	1,486,835	$10.09

Outstanding at March 31, 2012	1,486,835	10.09
Exercised	(29,237)	10.24

Outstanding at March 31, 2013	1,457,598	10.08	2.95 Years	$3,466,693

Exercisable at March 31, 2013	1,358,673	$10.17	2.65 Years	$3,108,584

Shares issued upon the exercise of stock options are issued from treasury stock. The Company has an adequate number of treasury shares available for future stock option exercises.

The fair value of the options granted on May 26, 2010 as computed using the Black-Scholes option-pricing model, was determined to be $2.65 per option based upon the following assumptions as of the grant date: the risk free interest rate, expected option life, expected stock price volatility, and dividend yield of 2.68%, 6.5 years, 36.55%, and 2.71%, respectively.

Defined Benefit Plans	12 Months Ended
Mar. 31, 2013
Defined Benefit Plans [Abstract]
DEFINED BENEFIT PLANS

NOTE 14 - DEFINED BENEFIT PLANS

Directors’ Retirement Plan

The Directors’ Retirement Plan is a nonqualified, unfunded pension plan with benefits based on fees paid to directors while still active. The funding policy is to pay directors on a pay-as-you-go basis.

The following table sets forth the funded status for the Directors’ Retirement Plan and amounts recognized in the consolidated statements of financial condition.

	March 31,
	2013	2012
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$3,205	$2,643
Service cost	63	40
Interest cost	133	149
Actuarial loss	470	462
Benefits paid	(89)	(89)
Settlements	(465)	—

Benefit obligation - ending	3,317	3,205

Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	554	89
Benefits paid	(89)	(89)
Settlements	(465)	—

Fair value of plan assets - ending	—	—

Funded status and accrued pension cost included in other liabilities	$(3,317)	$(3,205)

Assumptions:
Discount rate	4.25%	4.50%
Rate of increase in compensation	5.00%	4.50%

The Bank expects to make contributions to the plan during the year ending March 31, 2014, totaling approximately $119,000. At March 31, 2013, benefit payments expected to be paid under the plan are as follows:

Amount
Years ending March 31:	(In Thousands)
2014	$119
2015	135
2016	152
2017	167
2018	130
2019-2023	896

Net periodic pension cost for the plan included the following components:

	Years Ended March 31,
	2013	2012	2011
	(Dollars In Thousands)
Service cost	$63	$40	$59
Interest cost	133	149	145
Net amortization and deferral	73	40	40
Settlement charge	117	—	—

Net Periodic Pension Cost Included in Directors’ Compensation	$386	$229	$244

Assumptions:
Discount rate	4.25%	5.75%	6.25%
Rate of increase in compensation	4.50%	4.50%	4.50%

At March 31, 2013 and 2012 unrecognized net loss of $965,000 and $645,000 and unrecognized prior service cost of $129,000 and $170,000, respectively, were included in accumulated other comprehensive (loss) income. For the fiscal year ending March 31, 2014, $52,000 of unrecognized net loss and $40,000 of prior service cost is expected to be recognized as a component of net periodic pension cost.

Former President’s Post-retirement Healthcare Plan

The Former President’s post-retirement healthcare plan is a nonqualified, unfunded plan with the only participant being the former president’s spouse, since his death in February 2005. This healthcare plan provides coverage for the spouse’s life. The annual costs associated with these benefits are accrued on the basis of actuarial assumptions and included in salaries and employee benefits.

The following table sets forth the funded status for the Former President’s post-retirement healthcare plan and amounts recognized in the consolidated statements of financial condition:

	March 31,
	2013	2012
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$65	$58
Interest cost	3	3
Actuarial (gain) loss	(4)	9
Benefits paid	(5)	(5)

Benefit obligation - ending	59	65

Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	5	5
Benefits paid	(5)	(5)

Fair value of plan assets - ending	—	—

Funded status and accrued pension cost included in other liabilities	$(59)	$(65)

Assumed discount rate	4.25%	4.50%

The Bank expects to make contributions to the Plan during the year ending March 31, 2014, totaling approximately $5,000. At March 31, 2013, benefit payments expected to be paid under the Plan are as follows:

Amount
Years ending March 31:	(In Thousands)
2014	$5
2015	5
2016	5
2017	5
2018	5
2019-2023	23

Net periodic pension (benefit) for the Plan included the following components:

	Years Ended March 31,
	2013	2012	2011
	(Dollars In Thousands)

Interest cost	$3	$3	$3
Net amortization and deferral	(6)	(6)	(7)

Net Periodic (Benefit)	$(3)	$(3)	$(4)

Assumed discount rate	4.50%	5.75%	6.25%

Current medical trend	5.25%	5.25%	5.25%

Ultimate medical trend	5.25%	5.25%	5.25%

At March 31, 2013 and 2012, unrecognized net gain of $72,000 and $73,000 was included in accumulated other comprehensive (loss) income. For the fiscal year ending March 31, 2014, $6,000 of the net gain is expected to be recognized as a component of net periodic pension benefit.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans. A 1% change in the assumed health cost trend rate would have had the following effects on post-retirement benefits under this plan at March 31, 2013:

	1%
	Increase	Decrease
	(In Thousands)

Effect on total service and interest costs	$3	$3

Effect on post-retirement benefit obligation	$63	$55

Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2013
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 15 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance on fair value measurement establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices, such as quoted for similar assets or liabilities; quoted prices in markets that are not active; or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

In addition, the guidance requires the Company to disclose the fair value for certain assets and liabilities on both a recurring and non-recurring basis.

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

For assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2013 and 2012 are as follows:

Description	Carrying Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
March 31, 2013:
Securities available for sale:
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$5,225	$—	$5,225	$—
Federal National Mortgage Association	5,170	—	5,170	—
Debt securities:
Government-sponsored enterprises	5,004	—	5,004	—

Total securities available for sale	$15,399	$—	$15,399	$—

March 31, 2012:
Securities available for sale:
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$7,719	$—	$7,719	$—
Federal National Mortgage Association	17,405	—	17,405	—
Debt securities:
Government-sponsored enterprises	45,071	—	45,071	—

Total securities available for sale	$70,195	$—	$70,195	$—

For assets measured at fair value on a non-recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2012 are as follows:

Description	Carrying Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
March 31, 2012
Real estate owned	$139	$—	$—	$139
Impaired loans	313	—	—	313

There were no assets measured at fair value on a non-recurring basis at March 31, 2013. There were no liabilities measured at fair value on a recurring or non-recurring basis at March 31, 2013 and 2012.

The following information should not be interpreted as an estimate of the fair value of the Company since a fair value calculation is only provided for a limited portion of the Company’s assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company’s disclosures and those of other companies may not be meaningful. The following methods and assumptions were used to estimate the fair values of certain of the Company’s assets and liabilities at March 31, 2013 and 2012:

Cash and Cash Equivalents, Interest Receivable and Interest Payable (Carried at Cost)

The carrying amounts reported in the consolidated statements of financial condition for cash and cash equivalents, interest receivable and interest payable approximate their fair values.

Securities

The fair value of all securities, whether classified as available for sale (carried at fair value) or held to maturity (carried at cost), is determined by reference to quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Securities are measured on a recurring basis. The fair values of these securities are obtained from quotes received from an independent broker. The Company’s broker provides it with prices which are categorized as Level 2 since quoted prices in active markets for identical assets are generally not available. As the Company is responsible for the determination of fair value, it performs monthly analyses on the prices received from the pricing service to determine whether the prices are reasonable estimates of fair value. Specifically, the Company compares the prices received from the pricing service to a secondary pricing source. The Company’s internal price verification procedures and review of fair value methodology documentation provided by independent pricing services has not historically resulted in adjustment in the prices obtained from the pricing service.

Loans Receivable (Carried at Cost)

Fair value is estimated by discounting the future cash flows, using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities, of such loans.

Impaired Loans (Carried based on Discounted Cash Flows)

Impaired loans are those accounted for under ASC Topic 310 “Accounting by Creditors for Impairment of a Loan” in which the Company has measured impairment generally based on either the fair value of the loan’s collateral or discounted cash flows. These assets are included as Level 3 fair values since they are based on either unobservable inputs that are significant to the discounted cash flow measurement or the fair value of the loan’s collateral.

Real Estate Owned

Real estate owned, acquired through foreclosure or deed-in-lieu of foreclosure, is carried at the lower of cost or fair value less estimated selling costs. Fair value is estimated through current appraisals by a licensed appraiser and as such, foreclosed real estate properties are classified as Level 3.

Federal Home Loan Bank of New York Stock (Carried at Cost)

Fair value approximates cost basis as these instruments are redeemable only with the issuing agency at face value.

Deposits (Carried at Cost)

The fair value of non-interest-bearing demand, Crystal Checking, NOW, Super NOW, Money Market and Savings and Club accounts is the amount payable on demand at the reporting date. For fixed-maturity certificates of deposit, fair value is estimated by discounting future cash flows using the rates currently offered for deposits of similar remaining maturities.

Advances from Federal Home Loan Bank of New York (Carried at Cost)

The fair value is estimated by discounting future cash flows using rates currently offered for liabilities of similar remaining maturities, or when available, quoted market prices.

Commitments to Extend Credit

The fair value of commitments to extend credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.

As of March 31, 2013 and 2012, the fair value of the commitments to extend credit was not considered to be material.

The carrying amounts and fair values of financial instruments are as follows:

March 31, 2013	Carrying Value	Estimated Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$25,896	$25,896	$25,896	$—	$—
Securities available for sale	15,399	15,399	—	15,399	—
Securities held to maturity	462,728	479,339	—	479,339	—
Net loans receivable	456,812	485,249	—	—	485,249
Federal Home Loan Bank of New York stock	3,897	3,897	—	3,897	—
Interest receivable	3,177	3,177	—	3,177	—
Financial liabilities:
Deposits	763,692	770,479	—	770,479	—
FHLB advances	52,500	59,786	—	59,786	—
Interest payable	175	175	—	175	—

March 31, 2012	Carrying Value	Estimated Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$40,257	$40,257	$40,257	$—	$—
Securities available for sale	70,195	70,195	—	70,195	—
Securities held to maturity	504,014	521,449	—	521,449	—
Net loans receivable	436,833	462,509	—	—	462,509
Federal Home Loan Bank of New York stock	5,127	5,127	—	5,127	—
Interest receivable	3,927	3,927	—	3,927	—
Financial liabilities:
Deposits	826,275	835,021	—	835,021	—
FHLB advances	78,679	88,318	—	88,318	—
Interest payable	290	290	—	290	—

Commitments and Contingencies	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 - COMMITMENTS AND CONTINGENCIES

The Company, Bank and Botany are parties to financial instruments with off-balance-sheet risk in the normal course of business to meet investment needs and the financing needs of the Bank’s customers. These financial instruments primarily include commitments to originate and purchase loans. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial condition. The contract or notional amounts of those instruments reflect the extent of involvement in particular classes of financial instruments.

Commitments to originate loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments from lines of credit are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank, upon extension of credit, is based on management’s credit evaluation of the counterparty.

At March 31, 2013, the Bank had outstanding commitments to originate one-to four family mortgage loans totaling approximately $8.9 million which included $8.5 million for fixed-rate loans with interest rates ranging from 2.75% to 4.50%, and $336,000 for an adjustable rate loan with an initial rate 2.75%. Outstanding loan commitments at March 31, 2012 totaled $6.1 million. These commitments generally expire in three months or less.

At March 31, 2013, the Bank had outstanding commitments to originate multi-family real estate loans totaling approximately $2.9 million which included $850,000 for a fixed-rate loan with an interest rate of 4.00%, and $2.0 million in adjustable rate loans with initial rates ranging from 3.75% to 4.00%. At March 31, 2013, the Bank had outstanding commitments to originate adjustable rate commercial real estate loans totaling approximately $6.5 million with initial rates ranging from 4.00% to 4.50%. There were no outstanding multi-family and commercial real estate loan commitments at March 31, 2012. These commitments generally expire in three months or less.

At March 31, 2013, the Bank also had outstanding commitments to purchase $9.0 million in one-to four family mortgage loans which included $7.7 million in loans with fixed interest rates ranging from 2.75% to 3.75%, and $1.3 million in adjustable rate loans with initial rates ranging from 2.875% to 3.625%. At March 31, 2012, purchase commitments totaled $2.0 million.

At March 31, 2013 and 2012, undisbursed funds from customer approved unused lines of credit under a homeowners’ equity lending program amounted to approximately $4.8 million and $4.4 million, respectively. Unless they are specifically cancelled by notice from the Bank, these funds represent firm commitments available to the respective borrowers on demand.

Management does not anticipate losses on any of the foregoing transactions.

Periodically, there have been various claims and lawsuits against the Company and Bank, such as claims to enforce liens, condemnation proceedings on properties in which we hold security interests, claims involving the making and servicing of real property loans and other issues incident to our business. We are not a party to any pending legal proceedings that we believe would have a material adverse effect on our consolidated financial condition, results of operations or cash flows.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 17 - ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of accumulated other comprehensive income (loss) included in stockholders’ equity are as follows:

	March 31,
	2013	2012
	(In Thousands)

Net unrealized gain on securities available for sale	$705	$1,788
Tax effect	(288)	(730)

Net of tax amount	417	1,058

Benefit plan adjustments	(1,023)	(742)
Tax effect	418	303

Net of tax amount	(605)	(439)

Accumulated other comprehensive (loss) income	$(188)	$619

The components of other comprehensive (loss) and related tax effects are presented in the following table:

	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Securities available for sale:
Unrealized holding (loss) gain arising during the year	$(436)	$69	$(613)
Less: reclassification adjustment for net realized gains	(647)	—	(872)

	(1,083)	69	(1,485)

Defined benefit pension plan:
Pension loss	(438)	(478)	(170)
Prior service cost	40	40	40
Settlement charge	117	—	—

Net change in defined benefit pension plan liability	(281)	(438)	(130)

Other comprehensive (loss) before taxes	(1,364)	(369)	(1,615)
Tax effect	557	138	645

Other comprehensive (loss)	$(807)	$(231)	$(970)

Parent Only Financial Information	12 Months Ended
Mar. 31, 2013
Parent Only Financial Information [Abstract]
PARENT ONLY FINANCIAL INFORMATION

NOTE 18 - PARENT ONLY FINANCIAL INFORMATION

The following are the condensed financial statements for Clifton Savings Bancorp, Inc. (Parent company only) at March 31, 2013 and 2012 and for the years ended March 31, 2013, 2012 and 2011.

STATEMENTS OF CONDITION

	March 31,
	2013	2012
	(In Thousands)
ASSETS

Cash and due from banks	$14,284	$10,151
Securities held to maturity, at cost	1,374	10,365
Loans receivable from Bank and MHC	5,013	6,264
Investment in subsidiary	166,654	159,598
Interest receivable	54	100
Other assets	28	58

Total Assets	$187,407	$186,536

LIABILITIES AND STOCKHOLDERS’ EQUITY

Other liabilities	$79	$75
Stockholders’ equity	187,328	186,461

Total Liabilities and Stockholders’ Equity	$187,407	$186,536

STATEMENTS OF INCOME

	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Income:
Dividends from subsidiary	$—	$8,000	$6,000
Interest on loans	223	253	280
Interest on securities	101	148	142

Total Income	324	8,401	6,422

Non-interest expenses	592	841	737

(Loss) Income before Income Taxes and Equity in Undistributed Earnings of Subsidiary	(268)	7,560	5,685

Income tax (benefit)	(90)	(150)	(106)

(Loss) Income before Equity in Undistributed Earnings of Subsidiary	(178)	7,710	5,791

Equity in undistributed earnings of subsidiary	6,788	167	3,021

Net Income	$6,610	$7,877	$8,812

STATEMENTS OF CASH FLOW
	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Cash Flows From Operating Activities
Net income	$6,610	$7,877	$8,812
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Accretion of discounts	(1)	(1)	(1)
Decrease (increase) in interest receivable	46	(27)	10
Decrease in other assets	30	4	—
Increase (decrease) in other liabilities	4	60	(69)
Increase in deferred compensation obligation under Rabbi Trust	19	21	23
Equity in undistributed earnings of subsidiary	(6,788)	(167)	(3,021)

Net Cash (Used In) Provided by Operating Activities	(80)	7,767	5,754

Cash Flows From Investing Activities
Proceeds from maturities and repayment of securities held to maturity	8,992	754	806
Purchases of securities held to maturity	—	(8,000)	—
Repayment of loan receivable from Savings Bank	751	723	695
Repayment of loan receivable from Clifton MHC	500	—	—
Loan to Clifton MHC	—	—	(250)
Cash dividends paid on unallocated ESOP shares used to repay loan receivable from Savings Bank	(149)	(138)	(150)

Net Cash Provided by (Used In) Investing Activities	10,094	(6,661)	1,101

Cash Flows From Financing Activities
Dividends paid	(6,153)	(2,109)	(2,106)
Purchase of treasury stock	(27)	(11)	(2,707)
Exercise of stock options	299	—	—
Funding restricted stock awards	—	—	309

Net Cash (Used in) Financing Activities	(5,881)	(2,120)	(4,504)

Net Increase (Decrease) in Cash and Cash Equivalents	4,133	(1,014)	2,351

Cash and Cash Equivalents - Beginning	10,151	11,165	8,814

Cash and Cash Equivalents - Ending	$14,284	$10,151	$11,165

Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2013
Quarterly Financial Data (Unaudited) [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 19 - QUARTERLY FINANCIAL DATA (UNAUDITED)

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2012	2012	2012	2013
	(In Thousands, Except Per Share Data)

Interest income	$9,590	$8,940	$8,600	$8,263
Interest expense	3,436	3,064	2,800	2,537

Net Interest Income	6,154	5,876	5,800	5,726

Provision for loan losses	100	192	450	20
Non-interest income	171	396	278	309
Non-interest expenses	3,421	3,382	3,426	3,682
Income taxes	984	950	688	805

Net Income	$1,820	$1,748	$1,514	$1,528

Net income per common share - basic and diluted	$0.07	$0.07	$0.06	$0.06

Dividends per common share	$0.06	$0.06	$0.12	$—

Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,654	25,672	25,690	25,727

Diluted	25,673	25,689	25,801	25,924

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2011	2011	2011	2012
	(In Thousands, Except Per Share Data)
Interest income	$10,652	$10,345	$10,161	$9,916
Interest expense	4,213	4,154	4,018	3,764

Net Interest Income	6,439	6,191	6,143	6,152

Provision for loan losses	60	0	76	111
Non-interest income	267	263	163	220
Non-interest expenses	3,864	3,246	3,042	3,387
Income taxes	991	1,139	1,106	939

Net Income	$1,791	$2,069	$2,082	$1,935

Net income per common share - basic and diluted	$0.07	$0.08	$0.08	$0.08

Dividends per common share	$0.12	$—	$0.06	$0.06

Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,580	25,598	25,617	25,635

Diluted	25,690	25,605	25,625	25,650

Withdrawal of Application of Plan of Conversion and Reorganization	12 Months Ended
Mar. 31, 2013
Withdrawal of Application of Plan of Conversion and Reorganization [Abstract]
WITHDRAWAL OF APPLICATION OF PLAN OF CONVERSION AND REORGANIZATION

NOTE 20 - WITHDRAWAL OF APPLICATION OF PLAN OF CONVERSION AND REORGANIZATION

On November 8, 2010, the Company, the Bank and the MHC adopted a Plan of Conversion and Reorganization (the “Plan of Conversion”) pursuant to which the Bank planned to reorganize from the two-tier mutual holding company structure to the stock holding company structure. Pursuant to the Plan of Conversion: (1) the MHC would have merged with and into the Company, with the Company being the surviving entity (the “MHC Merger”); (2) the Company would have merged with and into a newly formed corporation named Clifton Savings Bancorp, Inc. (the “Holding Company”); (3) the shares of common stock of the Company held by persons other than the MHC (whose shares would have been canceled) would have been converted into shares of common stock of the Holding Company pursuant to an exchange ratio designed to preserve the percentage ownership interests of such persons; and (4) the Holding Company would have offered and sold shares of its common stock to certain depositors and borrowers of the Bank and others in the manner and subject to the priorities set forth in the Plan of Conversion.

The transactions contemplated by the Plan of Conversion were subject to approval by the shareholders of the Company, the members of Clifton MHC and the Company’s primary federal regulator.

On February 7, 2011, the Company announced the postponement of the conversion and offering following the issuance of a “Needs to Improve” rating to the Bank by OTS, the Bank’s former primary federal regulator, as a result of its recent Community Reinvestment Act examination. On June 22, 2011, the Company announced that it had withdrawn its application for conversion that had been pending before the OTS. As a result of the postponement and withdrawal of the application for conversion, the Company expensed approximately $939,000 in conversion and offering costs, which represents all of the costs associated with the conversion and offering. For the years ended March 31, 2012 and 2011, $520,000 and $419,000 in conversion costs were expensed, respectively. The conversion costs incurred consisted of legal expense of $302,000 and $248,000, other non-interest expenses of $218,000 and $141,000, and occupancy expense of premises of $-0- and $30,000, respectively, for the years ended March 31, 2012 and 2011. The Bank has focused on improving its record of lending to lower income individuals in the communities served by the Bank. The Company remains committed to the completion of its conversion offering, but does not plan to proceed with its offering until the Bank is able to obtain a rating of “satisfactory” or better on its CRA performance.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Basis of Consolidated Financial Statement Presentation

Basis of Consolidated Financial Statement Presentation

The consolidated financial statements include the accounts of the Clifton Savings Bancorp, Inc. (the “Company”), the Company’s wholly-owned subsidiary, Clifton Savings Bank (the “Bank”) and the Bank’s wholly-owned subsidiary, Botany Inc. (“Botany”). All significant intercompany accounts and transactions have been eliminated in consolidation.

A majority of the outstanding shares of the Company’s common stock is owned by Clifton MHC, the mutual holding company of Clifton Savings Bank.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the consolidated statement of financial condition dates and revenues and expenses for the periods then ended. Actual results could differ significantly from those estimates.

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 855, “Subsequent Events”, the Company has evaluated events and transactions occurring subsequent to March 31, 2013 for items that should potentially be recognized or disclosed in these consolidated financial statements. The evaluation was conducted through the date these consolidated financial statements were issued.

Use of Estimates

Use of Estimates

Material estimates that are particularly susceptible to significant changes relate to the determination of the allowance for loan losses, the identification of other-than-temporary impairment on securities, the determination of the liabilities and expenses of the defined benefit plans, the determination of the amount of deferred tax assets which are more likely than not to be realized and the estimation of fair value measurements of the Company’s financial instruments. Management believes that the allowance for loan losses is adequate, the evaluation of other-than-temporary impairment of securities are done in accordance with GAAP, the liabilities and expenses for the defined benefit plans that are based upon actuarial assumptions of future events are reasonable, and all deferred tax assets are more likely than not to be recognized. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions in the market area. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses. Such agencies may require the Bank to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examinations. Management uses its best judgment in estimating fair value measurements of the Company’s financial instruments; however, there are inherent weaknesses in any estimation technique. Management utilizes various assumptions and valuation techniques to determine fair value, including, but not limited to cash flows, discount rates, rate of return, adjustments for nonperformance and liquidity, quoted market prices, and appraisals. The fair value estimates are not necessarily indicative of the actual amounts the Company could have realized in a sales transaction on the dates indicated. The estimated fair value amounts have not been re-evaluated or updated subsequent to those respective dates. As such, the estimated fair values subsequent to the respective dates may be different than the amounts reported. Finally, the determination of the amount of deferred tax assets more likely than not to be realized is dependent on projections of future earnings, which are subject to frequent change.

Business of the Company and Subsidiaries

Business of the Company and Subsidiaries

The Company’s primary business is the ownership and operation of the Bank. The Bank is principally engaged in the business of attracting deposits from the general public at its twelve locations in northern New Jersey and using these deposits, together with other funds, to invest in securities and to make loans collateralized by residential and commercial real estate and, to a lesser extent, consumer loans. The Bank’s subsidiary, Botany, was organized in December 2004 under New Jersey law as a New Jersey Investment Company primarily to hold investment and mortgage-backed securities.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash and amounts due from banks and interest-bearing deposits in other banks with original maturities of three months or less.
Securities

Securities

In accordance with applicable accounting standards, investments in debt securities over which there exists a positive intent and ability to hold to maturity are classified as held to maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains or losses included in earnings. Debt and equity securities not classified as trading securities nor as held to maturity securities are classified as available for sale securities and reported at fair value, with unrealized holding gain or losses, net of applicable deferred income taxes, reported in the accumulated other comprehensive income component of stockholders’ equity. The Company had no trading securities at March 31, 2013 and 2012.

An individual security is considered impaired when the fair value of such security is less than its amortized cost. Management evaluates all securities with unrealized losses quarterly to determine if such impairments are temporary or “other-than-temporary” in accordance with applicable accounting guidance. The Company accounts for temporary impairments based upon security classification as either available for sale or held to maturity. Temporary impairments on available for sale securities are recognized on a tax-effected basis, through other comprehensive income with offsetting entries adjusting the carrying value of the securities and the balance of deferred income taxes. Temporary impairments of held to maturity securities are not recognized in the consolidated financial statements. Information concerning the amount and duration of impairments on securities is disclosed in the notes to the consolidated financial statements.

Other-than-temporary impairments on debt securities that the Company has decided to sell or will more likely than not be required to sell prior to the full recovery of their fair value to a level to, or exceeding, amortized cost are recognized in earnings. Otherwise, the other-than-temporary impairment is bifurcated into credit related and noncredit-related components. The credit related impairment generally represents the amount by which the present value of the cash flows expected to be collected on a debt security falls below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. Credit related other-than-temporary impairments are recognized in earnings while noncredit-related other-than-temporary impairments are recognized, net of deferred income taxes, in other comprehensive income.

Discounts and premiums on all securities are accreted or amortized to maturity by use of the level-yield method. Gain or loss on sales of securities is based on the specific identification method.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject the Company, Bank and Botany to concentrations of credit risk consist of cash and cash equivalents, investment and mortgage-backed securities and loans. Cash and cash equivalents include amounts placed with highly rated financial institutions. Securities available for sale and held to maturity consist of investment and mortgage-backed securities backed by the U.S. Government and investment grade corporate bonds. The Bank’s lending activity is primarily concentrated in loans collateralized by real estate in the State of New Jersey. As a result, credit risk is broadly dependent on the real estate market and general economic conditions in the State.

Loans Receivable

Loans Receivable

Loans receivable which the Bank has the intent and ability to hold until maturity or loan pay-off are stated at unpaid principal balances, plus purchase premiums and net deferred loan origination costs. Interest is calculated by use of the simple interest method.

Recognition of interest by the accrual method is generally discontinued when interest or principal payments are ninety days or more in arrears, or when other factors indicate that the collection of such amounts is doubtful. At the time a loan is placed on nonaccrual status, an allowance for uncollected interest is recorded in the current period for previously accrued and uncollected interest. Interest on such loans, if appropriate, is recognized as income when payments are received. A loan is returned to accrual status when there is sustained period of repayment performance (generally six months) by the borrower in accordance with the contractual terms of the loan, or in some circumstances, when the factors indicating doubtful collectability no longer exist and the Bank expects repayment of the remaining contractual amounts due.

Allowance for Loan Losses

Allowance for Loan Losses

An allowance for loan losses is maintained at a level considered necessary to provide for loan losses based upon an evaluation of known and inherent losses in the loan portfolio. Management of the Bank, in determining the allowance for loan losses, considers the losses inherent in its loan portfolio and changes in the nature and volume of its loan activities, along with the local economic and real estate market conditions. The Bank utilizes a two-tier approach: (1) identification of loans that must be reviewed individually for impairment, and (2) establishment of a general valuation allowance on the remainder of its loan portfolio. The Bank maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of impaired loans. The Bank considers one- to four-family real estate, construction real estate, second mortgage loans, home equity lines of credit and passbook loans to be homogeneous and, therefore, does not separately evaluate them for impairment unless they are considered troubled debt restructurings. A loan is considered to be a troubled debt restructuring when, to maximize the recovery of the loan, the Company modifies the borrower’s existing loan terms and conditions in response to financial difficulties experienced by the borrower.

When evaluating loans for impairment, management takes into consideration, among other things, delinquency status, size of loans, types of collateral and financial condition of borrowers. A loan is deemed to be impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts under the contractual terms of the loan agreement. All loans identified as impaired are evaluated individually. The Bank does not aggregate such loans for evaluation purposes. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. Payments received on impaired loans are recognized as interest income and then applied to principal.

General loan loss allowances are based upon a combination of factors including, but not limited to, historical loss rates, composition of the loan portfolio, current economic conditions and management’s judgment. Regardless of the extent of the analysis of customer performance, portfolio evaluations, trends or risk management processes established, certain inherent, but undetected losses are probable within the loan portfolio. This is due to several factors including inherent delays in obtaining information regarding a customer’s financial condition or changes in their financial condition, the judgmental nature of individual loan evaluations, collateral assessments and the interpretation of economic trends, and the sensitivity of assumptions utilized to establish allocated allowances for homogeneous groups of loans among other factors. These other risk factors are continually reviewed and revised by management using relevant information available at the time of the evaluation.

Loan Origination Fees and Costs

Loan Origination Fees and Costs

The Bank defers loan origination fees and certain direct loan origination costs and initially amortizes such amounts, using the interest method, as an adjustment of yield over the contractual lives of the related loans. The Bank anticipates prepayments within its loan portfolio and adjusts the amortization of origination fees and costs accordingly using an annually adjusted prepayment factor.

Federal Home Loan Bank of New York Stock

Federal Home Loan Bank of New York Stock

As a member of the Federal Home Loan Bank of New York (“FHLB”), the Bank is required to acquire and hold shares of FHLB Class B stock. The Bank’s holding requirement varies based on our activities, primarily our outstanding borrowings, with the FHLB. The Bank’s investment in FHLB stock is carried at cost. The Bank conducts a periodic review and evaluation of its FHLB stock to determine if any impairment exists. Management has determined that no other-than-temporary impairment existed as of and during the years ended March 31, 2013 and 2012.

Bank Owned Life Insurance

Bank Owned Life Insurance

Bank owned life insurance (“BOLI”) is accounted for using the cash surrender value method and is recorded at its realizable value. The change in the net asset value is recorded as non-interest income.

Premises and Equipment

Premises and Equipment

Premises and equipment are comprised of land, at cost, and land improvements, buildings and improvements, furnishings and equipment and leasehold improvements, at cost, less accumulated depreciation and amortization. Depreciation and amortization charges are computed on the straight-line method over the following estimated useful lives:

Years

Land improvements	5 - 20
Buildings and improvements	5 - 40
Furnishings and equipment	2 - 10
Leasehold improvements	Shorter of useful life or term of lease (2 - 10)

Significant renovations and additions are capitalized as part of premises and equipment account. Maintenance and repairs are charged to operations as incurred.

Real Estate Owned

Real Estate Owned

Real estate acquired through foreclosure or by deed-in-lieu of foreclosure is classified as real estate owned until it is sold. When property is acquired it is initially recorded at the fair market value less costs to sell at the date of foreclosure establishing a new cost basis. After acquisition, foreclosed properties are held for sale and carried at the lower of cost or fair value less estimated selling costs based on a current appraisal prepared by a licensed appraiser. Holding costs and declines in fair value after acquisition of the property result in charges against income.

Income Taxes

Income Taxes

The Company, Bank and Botany file a consolidated federal income tax return. Income taxes are allocated based on their respective contribution of income or loss to the consolidated federal income tax return. Separate state income tax returns are filed.

Federal and state income taxes have been provided on the basis of reported income. The amounts reflected on the Company’s and subsidiaries’ tax returns differ from these provisions due principally to temporary differences in the reporting of certain items for financial reporting and income tax reporting purposes.

Deferred income tax expense or benefit is determined by recognizing deferred tax assets and liabilities for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. The realization of deferred tax assets is assessed and a valuation allowance provided, when necessary, for the portion of any assets which are not likely to be realized. Management believes, based upon current facts, that it is more likely than not that there will be sufficient taxable income in future years to realize the deferred tax assets.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements in accordance with ASC Topic 740, “Income Taxes,” which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the Company’s evaluation, no significant income tax uncertainties have been identified. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended March 31, 2013, 2012 and 2011. The Company’s policy is to recognize interest and penalties on unrecognized tax benefits in income taxes expense in the consolidated statement of income. The Company did not recognize any interest and penalties for the years ended March 31, 2013, 2012, and 2011. The tax years subject to examination by the taxing authorities are the years ended December 31, 2012, 2011, and 2010 for federal purposes and the years ended December 31, 2012, 2011, 2010 and 2009 for state purposes.

Interest Rate Risk

Interest Rate Risk

The potential for interest-rate risk exists as a result of the generally shorter duration of interest-sensitive liabilities compared to the generally longer duration of interest-sensitive assets. In a rising rate environment, liabilities will reprice faster than assets, thereby reducing net interest income. For this reason, management regularly monitors the maturity structure of assets and liabilities in order to measure its level of interest-rate risk and to plan for future volatility.

Earnings Per Share (EPS)

Earnings Per Share (EPS)

Basic EPS is based on the weighted average number of common shares actually outstanding and is adjusted for employee stock ownership plan shares not yet committed to be released and deferred compensation obligations required to be settled in shares of Company stock. Unvested restricted stock awards, which contain rights to non-forfeitable dividends, are considered participating securities and the two-class method of computing basic and diluted EPS is applied. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as outstanding stock options, were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Diluted EPS is calculated by adjusting the weighted average number of shares of common stock outstanding to include the effect of contracts or securities exercisable (such as stock options) or which could be converted into common stock, if dilutive, using the treasury stock method. The calculation of diluted EPS for the years ended March 31, 2013, 2012 and 2011 includes incremental shares related to outstanding options of 83,853, 17,808, and 6,705, respectively. Shares issued and reacquired during any period are weighted for the portion of the period they were outstanding. During the years ended March 31, 2013, 2012 and 2011 the average number of options which were antidilutive totaled -0-, -0-, and 1,339,044, respectively.

Stock-Based Compensation	Stock-Based Compensation The Company expenses the fair value of all options and restricted stock granted over their requisite service periods.
Defined Benefit Plans

Defined Benefit Plans

The Company maintains a nonqualified, unfunded pension plan for the directors of the Company. The Company also maintains a post-retirement healthcare plan for the former president’s spouse. The expected costs of benefits provided for both plans are actuarially determined and accrued.

The accounting guidance related to retirement and post-retirement healthcare benefits requires an employer to: (a) recognize in its statement of financial position an asset for a plan’s overfunded status or a liability for a plan’s underfunded status; (b) measure a plan’s assets and its obligations that determine its funded status as of the end of the employer’s fiscal year; and (c) recognize, in comprehensive income, changes in the funded status of a defined benefit post-retirement plan in the year in which the changes occur. The accounting guidance requires that plan assets and benefit obligations be measured as of the date of the employer’s fiscal year-end statement of financial condition.

Reclassification

Reclassification

Certain amounts for prior periods have been restated to conform to the current year’s presentation. Such reclassification had no impact on net income or stockholders’ equity as previously reported.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income (Topic 220); Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company does not expect the adoption of this standard effect April 1, 2013 have a material impact on the Company’s consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Summary of estimated useful lives of Premises and Equipment

Depreciation and amortization charges are computed on the straight-line method over the following estimated useful lives:

Years

Land improvements	5 - 20
Buildings and improvements	5 - 40
Furnishings and equipment	2 - 10
Leasehold improvements	Shorter of useful life or term of lease (2 - 10)

Securities (Tables)	12 Months Ended
Mar. 31, 2013
Securities [Abstract]
Available-for-sale securities and held-to-maturity securities

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale and held-to-maturity for the dates indicated are as follows:

	March 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Debt securities:
Government-sponsored enterprises	$5,000	$4	$—	$5,004

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	4,838	387	—	5,225
Federal National Mortgage Association	4,856	314	—	5,170

	9,694	701	—	10,395

Total available for sale securities	$14,694	$705	$—	$15,399

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Debt securities:
Government-sponsored enterprises	$44,994	$77	$—	$45,071

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	7,118	601	—	7,719
Federal National Mortgage Association	16,295	1,110	—	17,405

	23,413	1,711	—	25,124

Total available for sale securities	$68,407	$1,788	$—	$70,195

	March 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$69,999	$607	$11	$70,595
Corporate bonds	49,917	1,951	1	51,867

	119,916	2,558	12	122,462

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	106,346	5,459	125	111,680
Federal National Mortgage Association	207,781	7,118	350	214,549
Governmental National Mortgage Association	28,685	1,998	35	30,648

	342,812	14,575	510	356,877

Total held to maturity securities	$462,728	$17,133	$522	$479,339

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$117,929	$559	$69	$118,419
Corporate bonds	49,855	568	561	49,862

	167,784	1,127	630	168,281

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	139,231	6,823	452	145,602
Federal National Mortgage Association	157,844	7,940	203	165,581
Governmental National Mortgage Association	39,155	2,830	—	41,985

	336,230	17,593	655	353,168

Total held to maturity securities	$504,014	$18,720	$1,285	$521,449

Contractual maturity data for securities

Contractual maturity data for investment securities is as follows:

	March 31,
	2013		2012
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)

Available for sale:
Debt securities:
Due after one but within five years	$5,000	$5,004	$44,994	$45,071

Mortgage-backed securities:
Due after five through ten years	2,565	2,756	7,375	7,964
Due after ten years	7,129	7,639	16,038	17,160

	9,694	10,395	23,413	25,124

Total available for sale securities	$14,694	$15,399	$68,407	$70,195

Held to maturity:
Debt securities:
Due less than one year	$5,000	$5,014	$—	$—
Due after one through five years	94,913	96,463	77,852	78,139
Due after five through ten years	20,003	20,985	30,003	30,199
Due after ten years	—	—	59,929	59,943

	119,916	122,462	167,784	168,281

Mortgage-backed securities:
Due less than one year	8	8	2	2
Due after one through five years	337	352	75	80
Due after five through ten years	78,187	78,699	9,699	10,452
Due after ten years	264,280	277,818	326,454	342,634

	342,812	356,877	336,230	353,168

Total held to maturity securities	$462,728	$479,339	$504,014	$521,449

Gross unrealized losses and fair value of related securities

The age of gross unrealized losses and the fair value of related securities at March 31, 2013 and 2012 were as follows:

	Less Than 12 Months		12 Months or More		Total
March 31, 2013	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Held to maturity:
Debt securities:
Government-sponsored enterprises	$9,988	$11	$—	$—	$9,988	$11
Corporate bonds	—	—	4,999	1	4,999	1

	9,988	11	4,999	1	14,987	12

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	10,368	124	30	1	10,398	125
Federal National Mortgage Association	42,609	347	187	3	42,796	350
Government National Mortgage Association	1,585	35	—	—	1,585	35

	54,562	506	217	4	54,779	510

Total held to maturity securities	$64,550	$517	$5,216	$5	$69,766	$522

	Less Than 12 Months		12 Months or More		Total
March 31, 2012	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$34,912	$69	$—	$—	$34,912	$69
Corporate bonds	29,404	561	—	—	29,404	561

	64,316	630	—	—	64,316	630

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	22,258	450	277	2	22,535	452
Federal National Mortgage Association	18,101	198	244	5	18,345	203

	40,359	648	521	7	40,880	655

Total held to maturity securities	$104,675	$1,278	$521	$7	$105,196	$1,285

Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Mar. 31, 2013
Loans Receivable and Allowance for Loan Losses [Abstract]
Summary of loans by segments

The following is a summary of loans by segments and the classes within those segments:

	March 31,
	2013	2012
	(In Thousands)
Real estate:
One- to four-family	$419,240	$398,174
Multi-family	14,990	14,084
Commercial	13,671	14,844
Construction	937	1,380

	448,838	428,482
Consumer:
Second mortgage	6,687	7,892
Passbook or certificate	838	797
Equity lines of credit	2,218	2,097
Other loans	55	555

	9,798	11,341

Total Loans	458,636	439,823

Less:
Loans in process	(169)	(744)
Net purchase premiums, discounts, and deferred loan costs	845	(156)

	676	(900)

Total Loans, Net	$459,312	$438,923

Allowance for loan losses

The change in the allowance for loan losses for the years ended March 31, 2013, 2012 and 2011 is as follows:

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2012:
Total allowance for loan losses	$1,733	$193	$105	$4	$42	$1	$12	$2,090
Charge-offs	(402)	—	—	—	—	—	—	(402)
Recoveries	50	—	—	—	—	—	—	50
Provision charged to operations	746	(6)	(6)	1	(4)	—	31	762

At March 31, 2013:
Total allowance for loan losses	$2,127	$187	$99	$5	$38	$1	$43	$2,500

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2011:
Total allowance for loan losses	$1,601	$103	$93	$11	$46	$3	$23	$1,880
Charge-offs	(31)	—	(6)	—	—	—	—	(37)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	163	90	18	(7)	(4)	(2)	(11)	247

At March 31, 2012:
Total allowance for loan losses	$1,733	$193	$105	$4	$42	$1	$12	$2,090

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2010:
Total allowance for loan losses	$1,746	$125	$111	$1	$63	$4	$—	$2,050
Charge-offs	(112)	(160)	—	—	—	—	—	(272)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	(33)	138	(18)	10	(17)	(1)	23	102

At March 31, 2011:
Total allowance for loan losses	$1,601	$103	$93	$11	$46	$3	$23	$1,880

Allocation of allowance for loan losses by loan class

The following table presents the allocation of the allowance for loan losses and related loans by loan class at March 31, 2013 and 2012.

March 31, 2013	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,127	187	99	5	38	1	43	2,500

Total	$2,127	$187	$99	$5	$38	$1	$43	$2,500

Loans:
Individually evaluated for impairment	$528	$—	$251	$—	$—	$—	$—	$779
Collectively evaluated for impairment	418,712	14,990	13,420	937	8,905	893	—	457,857

Total	$419,240	$14,990	$13,671	$937	$8,905	$893	$—	$458,636

March 31, 2012	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	1,733	193	105	4	42	1	12	2,090

Total	$1,733	$193	$105	$4	$42	$1	$12	$2,090

Loans:
Individually evaluated for impairment	$909	$—	$256	$—	$—	$—	$—	$1,165
Collectively evaluated for impairment	397,265	14,084	14,588	1,380	9,989	1,352	—	438,658

Total	$398,174	$14,084	$14,844	$1,380	$9,989	$1,352	$—	$439,823

Aggregate amount of classified loan balances

The aggregate amount of classified loan balances are as follows at March 31, 2013 and 2012:

March 31, 2013	One-to-four Family Real Estate	Multi-family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or certificate and Other Loans	Total Loans
	(In Thousands)
Pass	$403,754	$14,018	$13,183	$937	$8,683	$893	$441,468
Pass-watch	8,734	972	173	—	65	—	9,944
Special mention	1,191	—	64	—	9	—	1,264
Substandard	5,561	—	251	—	148	—	5,960
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—

Total loans	$419,240	$14,990	$13,671	$937	$8,905	$893	$458,636

March 31, 2012	One-to-four Family Real Estate	Multi-family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or certificate and Other Loans	Total Loans
	(In Thousands)
Pass	$386,604	$13,516	$12,083	$1,380	$9,823	$1,352	$424,758
Pass-watch	5,605	568	2,505	—	—	—	8,678
Special mention	2,294	—	—	—	64	—	2,358
Substandard	3,671	—	256	—	102	—	4,029
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—

Total loans	$398,174	$14,084	$14,844	$1,380	$9,989	$1,352	$439,823

Information with respect to nonaccrual loans

The following table provides information with respect to our nonaccrual loans at March 31, 2013 and 2012.

	March 31,
	2013	2012
	(In Thousands)
Nonaccrual loans:
Real estate loans:
One-to four-family	$5,496	$3,671
Commercial	251	—
Consumer and other loans:
Second mortgage	148	102

Total nonaccrual loans	$5,895	$3,773

Information about delinquencies in loan portfolio

The following table provides information about delinquencies in our loan portfolio at March 31, 2013 and 2012.

March 31, 2013	30-59 Days Past Due	60-89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Gross Loans
	(In Thousands)
Real estate loans:
One-to four-family	$2,076	$300	$3,693	$6,069	$413,171	$419,240
Multi-family	—	—	—	—	14,990	14,990
Commercial	—	251	—	251	13,420	13,671
Construction	—	—	—	—	937	937
Consumer and other loans:
Second mortgage and equity lines of credit	9	4	39	52	8,853	8,905
Passbook or certificate and other loans	—	96	—	96	797	893

Total	$2,085	$651	$3,732	$6,468	$452,168	$458,636

March 31, 2012	30-59 Days Past Due	60-89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Gross Loans
	(In Thousands)
Real estate loans:
One-to four-family	$3,982	$191	$3,124	$7,297	$390,877	$398,174
Multi-family	—	—	—	—	14,084	14,084
Commercial	—	—	—	—	14,844	14,844
Construction	—	—	—	—	1,380	1,380
Consumer and other loans:
Second mortgage and equity lines of credit	102	—	52	154	9,835	9,989
Passbook or certificate and other loans	6	—	—	6	1,346	1,352

Total	$4,090	$191	$3,176	$7,457	$432,366	$439,823

Impaired loans, none of which had a related allowance

Impaired loans, none of which had a related allowance at or for the periods ending March 31, 2013 and 2012, were as follows:

At or For The Year Ended March 31, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$528	$718	$—	$593	$19
Commercial	251	251	—	253	12

Total impaired loans	$779	$969	$—	$846	$31

At or For The Year Ended March 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$909	$1,119	$—	$1,104	$50
Commercial	256	256	—	329	28

Total impaired loans	$1,165	$1,375	$—	$1,433	$78

Troubled debt restructurings by class

The following table presents troubled debt restructurings by class during the period indicated.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
Year Ended March 31, 2012		(Dollar In Thousands)
One-to Four Family Real Estate	3	$586	$596
Year Ended March 31, 2011
One-to Four Family Real Estate	4	$937	$694

Troubled debt restructurings which, during the periods indicated defaulted within twelve months of restructuring

The following table presents troubled debt restructurings which, during the periods indicated, defaulted within twelve months of restructuring.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
Year Ended March 31, 2012		(Dollar In Thousands)
One-to Four Family Real Estate	1	$212	$208
Year Ended March 31, 2011
One-to Four Family Real Estate	1	$40	$40

Schedule of loans to directors, officers and associates of such persons

The Company and the Bank have granted loans to MHC and certain officers and directors of the Company and Bank and to their associates. The activity with respect to these loans is as follows:

	Years Ended March 31,
	2013	2012
	(In Thousands)
Balance, beginning	$1,690	$1,748
Loans originated	7	—
Newly associated persons	111	—
Collection of principal	(668)	(58)

Balance, ending	$1,140	$1,690

Premises and Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Premises and Equipment [Abstract]
Summary of premises and equipment

	March 31,
	2013	2012
	(In Thousands)
Land and land improvements	$3,561	$3,561
Buildings and improvements	7,027	7,004
Furnishings and equipment	3,168	2,883
Leasehold improvements	593	588

	14,349	14,036
Accumulated depreciation and amortization	(6,508)	(5,961)

	$7,841	$8,075

Schedule of minimum obligation under all non-cancellable lease agreements

The minimum obligation under all non-cancellable lease agreements, which expire through May 31, 2020, for each of the years ended March 31 is as follows:

Amount
(In Thousands)
2014	$460
2015	462
2016	367
2017	338
2018	300
2019 & After	353

$2,280

Interest Receivable (Tables)	12 Months Ended
Mar. 31, 2013
Interest Receivable [Abstract]
Summary of accrued interest on financing receivable

	March 31,
	2013	2012
	(In Thousands)
Loans	$1,814	$1,831
Mortgage-backed securities	1,016	1,216
Debt securities	596	1,057

	3,426	4,104
Allowance for uncollected interest on loans	(249)	(177)

	$3,177	$3,927

Deposits (Tables)	12 Months Ended
Mar. 31, 2013
Deposits [Abstract]
Summary of deposits

	March 31,
	2013			2012
	Weighted Average Rate	Amount	Percent	Weighted Average Rate	Amount	Percent
	(Dollars In Thousands)
Demand accounts:
Non-interest bearing	0.00%	$13,228	1.73%	0.00%	$7,997	0.97%
Crystal Checking	0.20	14,428	1.89	0.30	14,938	1.81
NOW	0.10	23,226	3.04	0.20	21,289	2.58
Super NOW	0.20	216	0.03	0.30	120	0.01
Money Market	0.20	19,356	2.53	0.30	21,085	2.55

	0.13	70,454	9.22	0.23	65,429	7.92

Savings and club accounts	0.20	127,957	16.76	0.33	122,852	14.87

Certificates of deposit	1.36	565,281	74.02	1.69	637,994	77.21

Total Deposits	1.05%	$763,692	100.00%	1.37%	$826,275	100.00%

Schedule of maturities of certificates of deposit

The scheduled maturities of certificates of deposit are as follows:

	March 31,
	2013	2012
	(In Thousands)
One year or less	$321,254	$374,476
After one to two years	141,160	150,704
After two to three years	58,527	67,070
After three to four years	6,298	11,766
After four years to five years	13,318	16,649
Thereafter	24,724	17,329

	$565,281	$637,994

Schedule of Interest expenses on deposits

Interest expense on deposits consists of the following:

	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Demand	$111	$195	$375
Savings and club	324	518	874
Certificates of deposits	9,042	11,932	13,616

	$9,477	$12,645	$14,865

Advances from Federal Home Loan Bank of New York (''FHLB'') (Tables)	12 Months Ended
Mar. 31, 2013
Advances from Federal Home Loan Bank of New York ("FHLB") [Abstract]
Schedule of maturities and weighted average fixed interest rates of FHLB advances

The maturities and weighted average fixed interest rates of FHLB advances were as follows:

	March 31,
	2013		2012
Maturing During Year Ending	Balance	Weighted Average Interest Rate	Balance	Weighted Average Interest Rate
	(Dollars In Thousands)
2013	$—	—%	$21,471	3.92%
2014	—	—	7,308	3.36
2015	—	—	2,400	3.88
2016	10,000	2.24	5,000	3.74
2017	—	—	—	—
2018	32,500	3.82	32,500	3.82
Thereafter	10,000	4.04	10,000	4.04

	$52,500	3.56%	$78,679	3.83%

Summary of carrying value of collateral pledged for advances

The carrying value of collateral pledged for the above advances was as follows:

	March 31,
	2013	2012
	(In Thousands)
Available for Sale:
Mortgage-backed securities	$—	$19,451

Held to maturity:
Debt security - Government-sponsored enterprises	5,000	5,000
Mortgage-backed securities	47,643	55,738

	52,643	60,738

	$52,643	$80,189

Regulatory Capital (Tables)	12 Months Ended
Mar. 31, 2013
Regulatory Capital [Abstract]
Summary of Banks capital position compared to minimum regulatory capital requirements

The following table sets forth the Bank’s capital position at March 31, 2013 and 2012 as compared to minimum regulatory capital requirements:

			Regulatory Capital Requirements
	Actual		Minimum Capital Adequacy		For Classification as Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)
As of March 31, 2013:
Total risk-based capital (to risk-weighted assets)	$168,986	40.52%	$33,366	8.00%	$41,708	10.00%
Tier 1 capital (to risk-weighted assets)	166,486	39.92	16,683	4.00	25,025	6.00
Core (tier 1) capital (to adjusted total assets)	166,486	16.41	40,591	4.00	50,738	5.00
Tier 1 risk-based capital (to adjusted tangible assets)	166,486	16.41	15,222	1.50	—	—
As of March 31, 2012:
Total risk-based capital (to risk-weighted assets)	$161,069	38.31%	$33,632	8.00%	$42,040	10.00%
Tier 1 capital (to risk-weighted assets)	158,979	37.82	16,816	4.00	25,224	6.00
Core (tier 1) capital (to adjusted total assets)	158,979	14.58	43,620	4.00	54,526	5.00
Tier 1 risk-based capital (to adjusted tangible assets)	158,979	14.58	16,358	1.50	—	—

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Taxes [Abstract]
Summary of components of income taxes

The components of income taxes are summarized as follows:

	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Current tax expense:
Federal income	$2,767	$3,804	$4,592
State income	541	636	271

Total Current Income Tax Expense	3,308	4,440	4,863
Deferred tax expense (benefit):
Federal income	111	(313)	(501)
State income	8	48	514

Total Deferred Income Tax Expense (Benefit)	119	(265)	13

Total Income Tax Expense	$3,427	$4,175	$4,876

Reconciliation between the reported income tax expense and the income tax expense

The following table presents a reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended March 31,
	2013	2012	2011
	(Dollars In Thousands)
Federal income tax at the statutory rate	$3,413	$4,098	$4,654
Increase (decrease) in income taxes resulting from:
New Jersey income tax, net of federal income tax effect	363	451	518
Bank owned life insurance income	(314)	(293)	(299)
Change in tax rate	—	(79)	—
Other, net	(35)	(2)	3

Total Income Tax Expense	$3,427	$4,175	$4,876

Effective income tax rate	34.1%	34.6%	35.6%

Components of Deferred tax assets and liabilities

Deferred tax assets and liabilities consisted of the following:

	March 31,
	2013	2012
	(In Thousands)
Deferred income tax assets:
Pension costs	$961	$1,033
Allowance for loan losses	1,021	854
Benefit plans	21	21
Depreciation	164	174
Post-retirement benefits and healthcare obligations	418	303
Non-qualified benefit plans	601	573
Employee Stock Ownership Plan	327	334
Supplemental Executive Retirement Plan	145	134
Writedown on land held for sale	—	226
Other	220	230

Total Deferred Tax Assets	3,878	3,882
Deferred income tax liabilities:
Net unrealized gain on securities available for sale	(288)	(730)

Net Deferred Tax Asset Included in Other Assets	$3,590	$3,152

Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2013
Employee Benefit Plans [Abstract]
Summary of ESOP shares

The ESOP shares were as follows:

	March 31,
	2013	2012
	(In Thousands)
Allocated shares	605	539
Shares committed to be released	8	8
Unearned shares	421	494

Total ESOP Shares	1,034	1,041

Fair value of unearned shares	$5,244	$5,159

Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2013
Stock-Based Compensation [Abstract]
Summary of Company's restricted shares

The following is a summary of the status of the Company’s restricted shares:

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2011	35,000	$8.84
Vesting	(7,000)	8.84

Non-vested at March 31, 2012	28,000	8.84
Vesting	(7,000)	8.84

Non-vested at March 31, 2013	21,000	$8.84

Summary of stock option activity

A summary of stock option activity follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2011	1,486,835	$10.09

Outstanding at March 31, 2012	1,486,835	10.09
Exercised	(29,237)	10.24

Outstanding at March 31, 2013	1,457,598	10.08	2.95 Years	$3,466,693

Exercisable at March 31, 2013	1,358,673	$10.17	2.65 Years	$3,108,584

Defined Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2013
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of funded status of defined benefit plan

The following table sets forth the funded status for the Directors’ Retirement Plan and amounts recognized in the consolidated statements of financial condition.

	March 31,
	2013	2012
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$3,205	$2,643
Service cost	63	40
Interest cost	133	149
Actuarial loss	470	462
Benefits paid	(89)	(89)
Settlements	(465)	—

Benefit obligation - ending	3,317	3,205

Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	554	89
Benefits paid	(89)	(89)
Settlements	(465)	—

Fair value of plan assets - ending	—	—

Funded status and accrued pension cost included in other liabilities	$(3,317)	$(3,205)

Assumptions:
Discount rate	4.25%	4.50%
Rate of increase in compensation	5.00%	4.50%

Schedule of benefit payments under defined benefit plan	At March 31, 2013, benefit payments expected to be paid under the plan are as follows:

Amount
Years ending March 31:	(In Thousands)
2014	$119
2015	135
2016	152
2017	167
2018	130
2019-2023	896

Periodic Pension Cost

Net periodic pension cost for the plan included the following components:

	Years Ended March 31,
	2013	2012	2011
	(Dollars In Thousands)
Service cost	$63	$40	$59
Interest cost	133	149	145
Net amortization and deferral	73	40	40
Settlement charge	117	—	—

Net Periodic Pension Cost Included in Directors’ Compensation	$386	$229	$244

Assumptions:
Discount rate	4.25%	5.75%	6.25%
Rate of increase in compensation	4.50%	4.50%	4.50%

Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Summary of funded status of defined benefit plan

The following table sets forth the funded status for the Former President’s post-retirement healthcare plan and amounts recognized in the consolidated statements of financial condition:

	March 31,
	2013	2012
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$65	$58
Interest cost	3	3
Actuarial (gain) loss	(4)	9
Benefits paid	(5)	(5)

Benefit obligation - ending	59	65

Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	5	5
Benefits paid	(5)	(5)

Fair value of plan assets - ending	—	—

Funded status and accrued pension cost included in other liabilities	$(59)	$(65)

Assumed discount rate	4.25%	4.50%

Schedule of benefit payments under defined benefit plan	At March 31, 2013, benefit payments expected to be paid under the Plan are as follows:

Amount
Years ending March 31:	(In Thousands)
2014	$5
2015	5
2016	5
2017	5
2018	5
2019-2023	23

Periodic Pension Cost

Net periodic pension (benefit) for the Plan included the following components:

	Years Ended March 31,
	2013	2012	2011
	(Dollars In Thousands)

Interest cost	$3	$3	$3
Net amortization and deferral	(6)	(6)	(7)

Net Periodic (Benefit)	$(3)	$(3)	$(4)

Assumed discount rate	4.50%	5.75%	6.25%

Current medical trend	5.25%	5.25%	5.25%

Ultimate medical trend	5.25%	5.25%	5.25%

Summary of effect of 1% change in assumed health cost

A 1% change in the assumed health cost trend rate would have had the following effects on post-retirement benefits under this plan at March 31, 2013:

	1%
	Increase	Decrease
	(In Thousands)

Effect on total service and interest costs	$3	$3

Effect on post-retirement benefit obligation	$63	$55

Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value of Financial Instruments [Abstract]
Assets measured at fair value on recurring basis

For assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2013 and 2012 are as follows:

Description	Carrying Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
March 31, 2013:
Securities available for sale:
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$5,225	$—	$5,225	$—
Federal National Mortgage Association	5,170	—	5,170	—
Debt securities:
Government-sponsored enterprises	5,004	—	5,004	—

Total securities available for sale	$15,399	$—	$15,399	$—

March 31, 2012:
Securities available for sale:
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$7,719	$—	$7,719	$—
Federal National Mortgage Association	17,405	—	17,405	—
Debt securities:
Government-sponsored enterprises	45,071	—	45,071	—

Total securities available for sale	$70,195	$—	$70,195	$—

Assets measured at fair value on non-recurring basis

For assets measured at fair value on a non-recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2012 are as follows:

Description	Carrying Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
March 31, 2012
Real estate owned	$139	$—	$—	$139
Impaired loans	313	—	—	313

Carrying amounts and fair values of financial instruments

The carrying amounts and fair values of financial instruments are as follows:

March 31, 2013	Carrying Value	Estimated Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$25,896	$25,896	$25,896	$—	$—
Securities available for sale	15,399	15,399	—	15,399	—
Securities held to maturity	462,728	479,339	—	479,339	—
Net loans receivable	456,812	485,249	—	—	485,249
Federal Home Loan Bank of New York stock	3,897	3,897	—	3,897	—
Interest receivable	3,177	3,177	—	3,177	—
Financial liabilities:
Deposits	763,692	770,479	—	770,479	—
FHLB advances	52,500	59,786	—	59,786	—
Interest payable	175	175	—	175	—

March 31, 2012	Carrying Value	Estimated Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$40,257	$40,257	$40,257	$—	$—
Securities available for sale	70,195	70,195	—	70,195	—
Securities held to maturity	504,014	521,449	—	521,449	—
Net loans receivable	436,833	462,509	—	—	462,509
Federal Home Loan Bank of New York stock	5,127	5,127	—	5,127	—
Interest receivable	3,927	3,927	—	3,927	—
Financial liabilities:
Deposits	826,275	835,021	—	835,021	—
FHLB advances	78,679	88,318	—	88,318	—
Interest payable	290	290	—	290	—

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Abstract]
Components of accumulated other comprehensive income (loss) included in stockholders' equity

The components of accumulated other comprehensive income (loss) included in stockholders’ equity are as follows:

	March 31,
	2013	2012
	(In Thousands)

Net unrealized gain on securities available for sale	$705	$1,788
Tax effect	(288)	(730)

Net of tax amount	417	1,058

Benefit plan adjustments	(1,023)	(742)
Tax effect	418	303

Net of tax amount	(605)	(439)

Accumulated other comprehensive (loss) income	$(188)	$619

Components of other comprehensive (loss) and related tax effects

The components of other comprehensive (loss) and related tax effects are presented in the following table:

	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Securities available for sale:
Unrealized holding (loss) gain arising during the year	$(436)	$69	$(613)
Less: reclassification adjustment for net realized gains	(647)	—	(872)

	(1,083)	69	(1,485)

Defined benefit pension plan:
Pension loss	(438)	(478)	(170)
Prior service cost	40	40	40
Settlement charge	117	—	—

Net change in defined benefit pension plan liability	(281)	(438)	(130)

Other comprehensive (loss) before taxes	(1,364)	(369)	(1,615)
Tax effect	557	138	645

Other comprehensive (loss)	$(807)	$(231)	$(970)

Parent Only Financial Information (Tables)	12 Months Ended
Mar. 31, 2013
Parent Only Financial Information [Abstract]
Condensed Statements of Condition Parent company only

STATEMENTS OF CONDITION

	March 31,
	2013	2012
	(In Thousands)
ASSETS

Cash and due from banks	$14,284	$10,151
Securities held to maturity, at cost	1,374	10,365
Loans receivable from Bank and MHC	5,013	6,264
Investment in subsidiary	166,654	159,598
Interest receivable	54	100
Other assets	28	58

Total Assets	$187,407	$186,536

LIABILITIES AND STOCKHOLDERS’ EQUITY

Other liabilities	$79	$75
Stockholders’ equity	187,328	186,461

Total Liabilities and Stockholders’ Equity	$187,407	$186,536

Condensed Statements of Income Parent company only

STATEMENTS OF INCOME

	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Income:
Dividends from subsidiary	$—	$8,000	$6,000
Interest on loans	223	253	280
Interest on securities	101	148	142

Total Income	324	8,401	6,422

Non-interest expenses	592	841	737

(Loss) Income before Income Taxes and Equity in Undistributed Earnings of Subsidiary	(268)	7,560	5,685

Income tax (benefit)	(90)	(150)	(106)

(Loss) Income before Equity in Undistributed Earnings of Subsidiary	(178)	7,710	5,791

Equity in undistributed earnings of subsidiary	6,788	167	3,021

Net Income	$6,610	$7,877	$8,812

Condensed Statements of Cash Flow Parent company only
STATEMENTS OF CASH FLOW
	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Cash Flows From Operating Activities
Net income	$6,610	$7,877	$8,812
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Accretion of discounts	(1)	(1)	(1)
Decrease (increase) in interest receivable	46	(27)	10
Decrease in other assets	30	4	—
Increase (decrease) in other liabilities	4	60	(69)
Increase in deferred compensation obligation under Rabbi Trust	19	21	23
Equity in undistributed earnings of subsidiary	(6,788)	(167)	(3,021)

Net Cash (Used In) Provided by Operating Activities	(80)	7,767	5,754

Cash Flows From Investing Activities
Proceeds from maturities and repayment of securities held to maturity	8,992	754	806
Purchases of securities held to maturity	—	(8,000)	—
Repayment of loan receivable from Savings Bank	751	723	695
Repayment of loan receivable from Clifton MHC	500	—	—
Loan to Clifton MHC	—	—	(250)
Cash dividends paid on unallocated ESOP shares used to repay loan receivable from Savings Bank	(149)	(138)	(150)

Net Cash Provided by (Used In) Investing Activities	10,094	(6,661)	1,101

Cash Flows From Financing Activities
Dividends paid	(6,153)	(2,109)	(2,106)
Purchase of treasury stock	(27)	(11)	(2,707)
Exercise of stock options	299	—	—
Funding restricted stock awards	—	—	309

Net Cash (Used in) Financing Activities	(5,881)	(2,120)	(4,504)

Net Increase (Decrease) in Cash and Cash Equivalents	4,133	(1,014)	2,351

Cash and Cash Equivalents - Beginning	10,151	11,165	8,814

Cash and Cash Equivalents - Ending	$14,284	$10,151	$11,165

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2013
Quarterly Financial Data (Unaudited) [Abstract]
Summary of Quarterly Financial Data

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2012	2012	2012	2013
	(In Thousands, Except Per Share Data)

Interest income	$9,590	$8,940	$8,600	$8,263
Interest expense	3,436	3,064	2,800	2,537

Net Interest Income	6,154	5,876	5,800	5,726

Provision for loan losses	100	192	450	20
Non-interest income	171	396	278	309
Non-interest expenses	3,421	3,382	3,426	3,682
Income taxes	984	950	688	805

Net Income	$1,820	$1,748	$1,514	$1,528

Net income per common share - basic and diluted	$0.07	$0.07	$0.06	$0.06

Dividends per common share	$0.06	$0.06	$0.12	$—

Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,654	25,672	25,690	25,727

Diluted	25,673	25,689	25,801	25,924

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2011	2011	2011	2012
	(In Thousands, Except Per Share Data)
Interest income	$10,652	$10,345	$10,161	$9,916
Interest expense	4,213	4,154	4,018	3,764

Net Interest Income	6,439	6,191	6,143	6,152

Provision for loan losses	60	0	76	111
Non-interest income	267	263	163	220
Non-interest expenses	3,864	3,246	3,042	3,387
Income taxes	991	1,139	1,106	939

Net Income	$1,791	$2,069	$2,082	$1,935

Net income per common share - basic and diluted	$0.07	$0.08	$0.08	$0.08

Dividends per common share	$0.12	$—	$0.06	$0.06

Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,580	25,598	25,617	25,635

Diluted	25,690	25,605	25,625	25,650

Summary of Significant Accounting Policies (Details)	12 Months Ended
Mar. 31, 2013
Land improvements [Member] | Maximum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	20 years
Land improvements [Member] | Minimum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	5 years
Buildings and improvements [Member] | Maximum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	40 years
Buildings and improvements [Member] | Minimum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	5 years
Furnishings and equipment [Member] | Maximum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	10 years
Furnishings and equipment [Member] | Minimum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	2 years
Leasehold improvements [Member] | Maximum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	10 years
Leasehold improvements [Member] | Minimum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	2 years

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013 Operating_Location	Mar. 31, 2012	Mar. 31, 2011
Summary Of Significant Accounting Policies (Additional Textual) [Abstract]
Trading securities	$ 0	$ 0
Minimum period of repayment of accrual loan	6 months
Impairment of Federal Home Loan Bank of New York stock	0	0
Unrecognized income tax benefits during the period	0	0	0
Incremental shares related to outstanding options included in calculation of diluted EPS	83,853	17,808	6,705
Antidilutive shares excluded from calculation of diluted EPS	0	0	1,339,044
Number of Operating Locations	12
Unrecognized tax benefits, Interest and penalty Expenses	0	0	0
Prior Period Reclassification Impact	$ 0
State and Local Jurisdiction [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Tax year One subject to Examination	Dec 31, 2012
Tax year Two subject to Examination	Dec 31, 2011
Tax year Three subject to Examination	Dec 31, 2010
Tax year Four subject to Examination	Dec 31, 2009
Domestic Country [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Tax year One subject to Examination	Dec 31, 2012
Tax year Two subject to Examination	Dec 31, 2011
Tax year Three subject to Examination	Dec 31, 2010

Dividend Waiver (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Dividend Waiver (Textual) [Abstract]
Cash dividends waived by Clifton MHC		$ 4	$ 4
Received cash dividends	$ 4

Stock Repurchase Program (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Nov. 28, 2012
Stock Repurchase Program (Textual) [Abstract]
Number of shares authorize to be repurchase under tenth repurchase plan				280,000
Percentage of share Authorized to be repurchased on outstanding shares owned by entity				3.00%
Shares purchased under repurchase plan	2,602	1,061	298,000
Value of Shares purchased under repurchase plan	$ 15,000		$ 2,700,000
Treasury Stock Acquired, Average Cost Per Share	$ 10.53		$ 9.08
Stock repurchased under plan	4,363,818	4,392,332
Repurchase treasury stock for taxes due upon the vesting of restricted stock awards, shares	1,202	1,061
Repurchase treasury stock for taxes due upon the vesting of restricted stock awards, value	$ 12,000	$ 11,000
Number of shares purchased representing withholding of shares subject to restricted stock award payment of taxes			0
Repurchase of Stock Lot Two [Member]
Stock Repurchase Program (Textual) [Abstract]
Treasury Stock Acquired, Average Cost Per Share	$ 10.07	$ 10.67
Tenth Repurchase Plan [Member]
Stock Repurchase Program (Textual) [Abstract]
Shares purchased under repurchase plan	1,400		298,000

Securities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Available for sale:
Available for sale, Amortized Cost	$ 14,694	$ 68,407
Available for sale, Gross Unrealized Gains	705	1,788
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value	15,399	70,195
Held to maturity:
Held to maturity, Amortized Cost	462,728	504,014
Held to maturity, Gross Unrealized Gains	17,133	18,720
Held to maturity, Gross Unrealized Losses	522	1,285
Held to maturity, Fair Value	479,339	521,449
Debt securities [Member]
Held to maturity:
Held to maturity, Amortized Cost	119,916	167,784
Held to maturity, Gross Unrealized Gains	2,558	1,127
Held to maturity, Gross Unrealized Losses	12	630
Held to maturity, Fair Value	122,462	168,281
Debt securities [Member] | Government-sponsored enterprises [Member]
Available for sale:
Available for sale, Amortized Cost	5,000	44,994
Available for sale, Gross Unrealized Gains	4	77
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value	5,004	45,071
Held to maturity:
Held to maturity, Amortized Cost	69,999	117,929
Held to maturity, Gross Unrealized Gains	607	559
Held to maturity, Gross Unrealized Losses	11	69
Held to maturity, Fair Value	70,595	118,419
Debt securities [Member] | Corporate bonds [Member]
Held to maturity:
Held to maturity, Amortized Cost	49,917	49,855
Held to maturity, Gross Unrealized Gains	1,951	568
Held to maturity, Gross Unrealized Losses	1	561
Held to maturity, Fair Value	51,867	49,862
Mortgage-backed securities [Member]
Available for sale:
Available for sale, Amortized Cost	9,694	23,413
Available for sale, Gross Unrealized Gains	701	1,711
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value	10,395	25,124
Held to maturity:
Held to maturity, Amortized Cost	342,812	336,230
Held to maturity, Gross Unrealized Gains	14,575	17,593
Held to maturity, Gross Unrealized Losses	510	655
Held to maturity, Fair Value	356,877	353,168
Mortgage-backed securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Available for sale:
Available for sale, Amortized Cost	4,838	7,118
Available for sale, Gross Unrealized Gains	387	601
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value	5,225	7,719
Held to maturity:
Held to maturity, Amortized Cost	106,346	139,231
Held to maturity, Gross Unrealized Gains	5,459	6,823
Held to maturity, Gross Unrealized Losses	125	452
Held to maturity, Fair Value	111,680	145,602
Mortgage-backed securities [Member] | Federal National Mortgage Association [Member]
Available for sale:
Available for sale, Amortized Cost	4,856	16,295
Available for sale, Gross Unrealized Gains	314	1,110
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value	5,170	17,405
Held to maturity:
Held to maturity, Amortized Cost	207,781	157,844
Held to maturity, Gross Unrealized Gains	7,118	7,940
Held to maturity, Gross Unrealized Losses	350	203
Held to maturity, Fair Value	214,549	165,581
Mortgage-backed securities [Member] | Governmental National Mortgage Association [Member]
Held to maturity:
Held to maturity, Amortized Cost	28,685	39,155
Held to maturity, Gross Unrealized Gains	1,998	2,830
Held to maturity, Gross Unrealized Losses	35
Held to maturity, Fair Value	$ 30,648	$ 41,985

Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Available for sale:
Available for sale, Amortized Cost	$ 14,694	$ 68,407
Total available for sale securities, Amortized Cost	14,694	68,407
Available for sale, Fair Value	15,399	70,195
Total available for sale securities, Fair Value	15,399	70,195
Held to maturity:
Held to maturity, Amortized Cost	462,728	504,014
Held to maturity, Fair Value	479,339	521,449
Debt securities [Member]
Available for sale:
Available for sale, Due after one but within five years, Amortized Cost	5,000	44,994
Available for sale, Due after one but within five years, Fair Value	5,004	45,071
Held to maturity:
Held to maturity, Due less than one year, Amortized Cost	5,000
Held to maturity, Due after one through five years, Amortized Cost	94,913	77,852
Held to maturity, Due after five through ten years, Amortized Cost	20,003	30,003
Held to maturity, Due after ten years, Amortized Cost		59,929
Held to maturity, Amortized Cost	119,916	167,784
Held-to-maturity, Due less than one year, Fair Value	5,014
Held to maturity, Due after one through five years, Fair Value	96,463	78,139
Held to maturity, Due after five through ten years, Fair Value	20,985	30,199
Held to maturity, Due after ten years, Fair Value		59,943
Held to maturity, Fair Value	122,462	168,281
Mortgage-backed securities [Member]
Available for sale:
Available for sale, Due after five through ten years, Amortized Cost	2,565	7,375
Available for sale, Due after ten years, Amortized Cost	7,129	16,038
Available for sale, Amortized Cost	9,694	23,413
Available for sale, Due after five through ten years, Fair value	2,756	7,964
Available for sale, Due after ten years, Fair value	7,639	17,160
Available for sale, Fair Value	10,395	25,124
Held to maturity:
Held to maturity, Due less than one year, Amortized Cost	8	2
Held to maturity, Due after one through five years, Amortized Cost	337	75
Held to maturity, Due after five through ten years, Amortized Cost	78,187	9,699
Held to maturity, Due after ten years, Amortized Cost	264,280	326,454
Held to maturity, Amortized Cost	342,812	336,230
Held-to-maturity, Due less than one year, Fair Value	8	2
Held to maturity, Due after one through five years, Fair Value	352	80
Held to maturity, Due after five through ten years, Fair Value	78,699	10,452
Held to maturity, Due after ten years, Fair Value	277,818	342,634
Held to maturity, Fair Value	$ 356,877	$ 353,168

Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value	$ 64,550	$ 104,675
Held to maturity, 12 Months or More, Fair Value	5,216	521
Held to maturity, Total, Fair Value	69,766	105,196
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	517	1,278
Held to maturity, 12 Months or More, Gross Unrealized Losses	5	7
Held to maturity, Total, Gross Unrealized Losses	522	1,285
Debt securities [Member]
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value	9,988	64,316
Held to maturity, 12 Months or More, Fair Value	4,999
Held to maturity, Total, Fair Value	14,987	64,316
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	11	630
Held to maturity, 12 Months or More, Gross Unrealized Losses	1
Held to maturity, Total, Gross Unrealized Losses	12	630
Corporate bonds [Member] | Debt securities [Member]
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value		29,404
Held to maturity, 12 Months or More, Fair Value	4,999
Held to maturity, Total, Fair Value	4,999	29,404
Held to maturity, Less Than 12 Months, Gross Unrealized Losses		561
Held to maturity, 12 Months or More, Gross Unrealized Losses	1
Held to maturity, Total, Gross Unrealized Losses	1	561
Government-sponsored enterprises [Member] | Debt securities [Member]
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value	9,988	34,912
Held to maturity, 12 Months or More, Fair Value
Held to maturity, Total, Fair Value	9,988	34,912
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	11	69
Held to maturity, 12 Months or More, Gross Unrealized Losses
Held to maturity, Total, Gross Unrealized Losses	11	69
Federal Home Loan Mortgage Corporation [Member] | Mortgage-backed securities [Member]
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value	10,368	22,258
Held to maturity, 12 Months or More, Fair Value	30	277
Held to maturity, Total, Fair Value	10,398	22,535
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	124	450
Held to maturity, 12 Months or More, Gross Unrealized Losses	1	2
Held to maturity, Total, Gross Unrealized Losses	125	452
Federal National Mortgage Association [Member] | Mortgage-backed securities [Member]
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value	42,609	18,101
Held to maturity, 12 Months or More, Fair Value	187	244
Held to maturity, Total, Fair Value	42,796	18,345
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	347	198
Held to maturity, 12 Months or More, Gross Unrealized Losses	3	5
Held to maturity, Total, Gross Unrealized Losses	350	203
Governmental National Mortgage Association [Member] | Mortgage-backed securities [Member]
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value	1,585
Held to maturity, 12 Months or More, Fair Value
Held to maturity, Total, Fair Value	1,585
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	35
Held to maturity, 12 Months or More, Gross Unrealized Losses
Held to maturity, Total, Gross Unrealized Losses	35
Federal Securities [Member] | Mortgage-backed securities [Member]
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value	54,562	40,359
Held to maturity, 12 Months or More, Fair Value	217	521
Held to maturity, Total, Fair Value	54,779	40,880
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	506	648
Held to maturity, 12 Months or More, Gross Unrealized Losses	4	7
Held to maturity, Total, Gross Unrealized Losses	$ 510	$ 655

Securities (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Securities (Additional Textual) [Abstract]
Proceeds from sale of mortgage-backed securities available for sale	$ 8,800,000		$ 11,100,000
Realized gain on securities available for sale	647,000		872,000
Sales of securities held to maturity	0
Sales of securities available for sale and held to maturity		$ 0	$ 0
Mortgage-backed securities contractual maturities	15 years, or greater
Federal National Mortgage Association [Member]
Securities (Textual) [Abstract]
Number of Corporate Bond Securities not representing other than temporary impairment	13
Federal Home Loan Mortgage Corporation [Member]
Securities (Textual) [Abstract]
Number of Corporate Bond Securities not representing other than temporary impairment	5
Government-sponsored enterprises [Member]
Securities (Textual) [Abstract]
Number of Government Sponsored Securities not representing other than temporary impairment	2
Corporate bonds [Member]
Securities (Textual) [Abstract]
Number of Corporate Bond Securities not representing other than temporary impairment	1

Loans Receivable and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Summary of loans by segments
Total Gross loans	$ 458,636	$ 439,823
Loans in process	(169)	(744)
Net purchase premiums, discounts, and deferred loan costs	845	(156)
Total subtraction from gross loans	676	(900)
Total Loans, Net	459,312	438,923
One-to-four family [Member]
Summary of loans by segments
Total Gross loans	419,240	398,174
Multi-family [Member]
Summary of loans by segments
Total Gross loans	14,990	14,084
Commercial [Member]
Summary of loans by segments
Total Gross loans	13,671	14,844
Construction [Member]
Summary of loans by segments
Total Gross loans	937	1,380
Real estate [Member]
Summary of loans by segments
Total real estate loans	448,838	428,482
Real estate [Member] | One-to-four family [Member]
Summary of loans by segments
Total real estate loans	419,240	398,174
Total Gross loans	419,240	398,174
Real estate [Member] | Multi-family [Member]
Summary of loans by segments
Total real estate loans	14,990	14,084
Total Gross loans	14,990	14,084
Real estate [Member] | Commercial [Member]
Summary of loans by segments
Total real estate loans	13,671	14,844
Total Gross loans	13,671	14,844
Real estate [Member] | Construction [Member]
Summary of loans by segments
Total real estate loans	937	1,380
Total Gross loans	937	1,380
Consumer [Member]
Summary of loans by segments
Total consumer loans	9,798	11,341
Consumer [Member] | Second mortgage [Member]
Summary of loans by segments
Total consumer loans	6,687	7,892
Consumer [Member] | Passbook or certificate [Member]
Summary of loans by segments
Total consumer loans	838	797
Consumer [Member] | Equity lines of credit [Member]
Summary of loans by segments
Total consumer loans	2,218	2,097
Consumer [Member] | Other loans [Member]
Summary of loans by segments
Total consumer loans	$ 55	$ 555

Loans Receivable and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for loan losses
Total allowance for loan losses, Beginning balance	$ 2,090	$ 1,880	$ 2,050
Charge-offs	(402)	(37)	(272)
Recoveries	50
Provision charged to operations	762	247	102
Total allowance for loan losses, Ending balance	2,500	2,090	1,880
One-to-four Family Real Estate [Member]
Allowance for loan losses
Total allowance for loan losses, Beginning balance	1,733	1,601	1,746
Charge-offs	(402)	(31)	(112)
Recoveries	50
Provision charged to operations	746	163	(33)
Total allowance for loan losses, Ending balance	2,127	1,733	1,601
Multi-family Real Estate [Member]
Allowance for loan losses
Total allowance for loan losses, Beginning balance	193	103	125
Charge-offs			(160)
Recoveries
Provision charged to operations	(6)	90	138
Total allowance for loan losses, Ending balance	187	193	103
Commercial Real Estate [Member]
Allowance for loan losses
Total allowance for loan losses, Beginning balance	105	93	111
Charge-offs		(6)
Recoveries
Provision charged to operations	(6)	18	(18)
Total allowance for loan losses, Ending balance	99	105	93
Construction Real Estate [Member]
Allowance for loan losses
Total allowance for loan losses, Beginning balance	4	11	1
Charge-offs
Recoveries
Provision charged to operations	1	(7)	10
Total allowance for loan losses, Ending balance	5	4	11
Second Mortgage and Equity Lines of Credit [Member]
Allowance for loan losses
Total allowance for loan losses, Beginning balance	42	46	63
Charge-offs
Recoveries
Provision charged to operations	(4)	(4)	(17)
Total allowance for loan losses, Ending balance	38	42	46
Passbook or Certificate and Other Loans [Member]
Allowance for loan losses
Total allowance for loan losses, Beginning balance	1	3	4
Charge-offs
Recoveries
Provision charged to operations		(2)	(1)
Total allowance for loan losses, Ending balance	1	1	3
Unallocated [Member]
Allowance for loan losses
Total allowance for loan losses, Beginning balance	12	23
Charge-offs
Recoveries
Provision charged to operations	31	(11)	23
Total allowance for loan losses, Ending balance	$ 43	$ 12	$ 23

Loans Receivable and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	$ 2,500	$ 2,090	$ 1,880	$ 2,050
Total Gross loans	458,636	439,823
One-to-four Family Real Estate [Member]
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	2,127	1,733	1,601	1,746
Total Gross loans	419,240	398,174
Multi-family Real Estate [Member]
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	187	193	103	125
Total Gross loans	14,990	14,084
Commercial Real Estate [Member]
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	99	105	93	111
Total Gross loans	13,671	14,844
Construction Real Estate [Member]
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	5	4	11	1
Total Gross loans	937	1,380
Second Mortgage and Equity Lines of Credit [Member]
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	38	42	46	63
Total Gross loans	8,905	9,989
Passbook or Certificate and Other Loans [Member]
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	1	1	3	4
Total Gross loans	893	1,352
Unallocated [Member]
Allocation of allowance for loan losses by loan class
Total allowance for loan losses	43	12	23
Total Gross loans
Allowance for loan losses [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	2,500	2,090
Total allowance for loan losses	2,500	2,090
Allowance for loan losses [Member] | One-to-four Family Real Estate [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	2,127	1,733
Total allowance for loan losses	2,127	1,733
Allowance for loan losses [Member] | Multi-family Real Estate [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	187	193
Total allowance for loan losses	187	193
Allowance for loan losses [Member] | Commercial Real Estate [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	99	105
Total allowance for loan losses	99	105
Allowance for loan losses [Member] | Construction Real Estate [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	5	4
Total allowance for loan losses	5	4
Allowance for loan losses [Member] | Second Mortgage and Equity Lines of Credit [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	38	42
Total allowance for loan losses	38	42
Allowance for loan losses [Member] | Passbook or Certificate and Other Loans [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	1	1
Total allowance for loan losses	1	1
Allowance for loan losses [Member] | Unallocated [Member]
Allocation of allowance for loan losses by loan class
Allowance for loan losses, Individually evaluated for impairment
Allowance for loan losses, Collectively evaluated for impairment	43	12
Total allowance for loan losses	43	12
Loans [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment	779	1,165
Loans, Collectively evaluated for impairment	457,857	438,658
Total Gross loans	458,636	439,823
Loans [Member] | One-to-four Family Real Estate [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment	528	909
Loans, Collectively evaluated for impairment	418,712	397,265
Total Gross loans	419,240	398,174
Loans [Member] | Multi-family Real Estate [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment
Loans, Collectively evaluated for impairment	14,990	14,084
Total Gross loans	14,990	14,084
Loans [Member] | Commercial Real Estate [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment	251	256
Loans, Collectively evaluated for impairment	13,420	14,588
Total Gross loans	13,671	14,844
Loans [Member] | Construction Real Estate [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment
Loans, Collectively evaluated for impairment	937	1,380
Total Gross loans	937	1,380
Loans [Member] | Second Mortgage and Equity Lines of Credit [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment
Loans, Collectively evaluated for impairment	8,905	9,989
Total Gross loans	8,905	9,989
Loans [Member] | Passbook or Certificate and Other Loans [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment
Loans, Collectively evaluated for impairment	893	1,352
Total Gross loans	893	1,352
Loans [Member] | Unallocated [Member]
Allocation of allowance for loan losses by loan class
Loans, Individually evaluated for impairment
Loans, Collectively evaluated for impairment

Loans Receivable and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Aggregate amount of classified loan balances
Pass loan	$ 441,468	$ 424,758
Pass - Watch loan	9,944	8,678
Special Mention loan	1,264	2,358
Substandard loan	5,960	4,029
Doubtful loan
Loss loan
Total Gross loans	458,636	439,823
One-to-four Family Real Estate [Member]
Aggregate amount of classified loan balances
Pass loan	403,754	386,604
Pass - Watch loan	8,734	5,605
Special Mention loan	1,191	2,294
Substandard loan	5,561	3,671
Doubtful loan
Loss loan
Total Gross loans	419,240	398,174
Multi-family Real Estate [Member]
Aggregate amount of classified loan balances
Pass loan	14,018	13,516
Pass - Watch loan	972	568
Special Mention loan
Substandard loan
Doubtful loan
Loss loan
Total Gross loans	14,990	14,084
Commercial Real Estate [Member]
Aggregate amount of classified loan balances
Pass loan	13,183	12,083
Pass - Watch loan	173	2,505
Special Mention loan	64
Substandard loan	251	256
Doubtful loan
Loss loan
Total Gross loans	13,671	14,844
Construction Real Estate [Member]
Aggregate amount of classified loan balances
Pass loan	937	1,380
Pass - Watch loan
Special Mention loan
Substandard loan
Doubtful loan
Loss loan
Total Gross loans	937	1,380
Second Mortgage and Equity Lines of Credit [Member]
Aggregate amount of classified loan balances
Pass loan	8,683	9,823
Pass - Watch loan	65
Special Mention loan	9	64
Substandard loan	148	102
Doubtful loan
Loss loan
Total Gross loans	8,905	9,989
Passbook or Certificate and Other Loans [Member]
Aggregate amount of classified loan balances
Pass loan	893	1,352
Pass - Watch loan
Special Mention loan
Substandard loan
Doubtful loan
Loss loan
Total Gross loans	$ 893	$ 1,352

Loans Receivable and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Information with respect to nonaccrual loans
Total nonaccrual loans	$ 5,895	$ 3,773
Real estate [Member] | One-to-four family [Member]
Information with respect to nonaccrual loans
Total nonaccrual loans	5,496	3,671
Real estate [Member] | Commercial [Member]
Information with respect to nonaccrual loans
Total nonaccrual loans	251
Consumer and other loans [Member] | Second mortgage [Member]
Information with respect to nonaccrual loans
Total nonaccrual loans	$ 148	$ 102

Loans Receivable and Allowance for Loan Losses (Details 5) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Information about delinquencies in loan portfolio
30-59 Days Past Due	$ 2,085,000	$ 4,090,000
60-89 Days Past Due	651,000	191,000
>90 Days Past Due	3,732,000	3,176,000
Total Past Due	6,468,000	7,457,000
Current	452,168,000	432,366,000
Total Gross loans	458,636,000	439,823,000
One-to-four family [Member]
Information about delinquencies in loan portfolio
Total Gross loans	419,240,000	398,174,000
Multi-family [Member]
Information about delinquencies in loan portfolio
Total Gross loans	14,990,000	14,084,000
Commercial [Member]
Information about delinquencies in loan portfolio
Total Gross loans	13,671,000	14,844,000
Construction [Member]
Information about delinquencies in loan portfolio
Total Gross loans	937,000	1,380,000
Second mortgage and equity lines of credit [Member]
Information about delinquencies in loan portfolio
Total Gross loans	8,905,000	9,989,000
Passbook or certificate and other loans [Member]
Information about delinquencies in loan portfolio
Total Gross loans	893,000	1,352,000
Real estate loans [Member] | One-to-four family [Member]
Information about delinquencies in loan portfolio
30-59 Days Past Due	2,076,000	3,982,000
60-89 Days Past Due	300,000	191,000
>90 Days Past Due	3,693,000	3,124,000
Total Past Due	6,069,000	7,297,000
Current	413,171,000	390,877,000
Total Gross loans	419,240,000	398,174,000
Real estate loans [Member] | Multi-family [Member]
Information about delinquencies in loan portfolio
30-59 Days Past Due
60-89 Days Past Due
>90 Days Past Due
Total Past Due
Current	14,990,000	14,084,000
Total Gross loans	14,990,000	14,084,000
Real estate loans [Member] | Commercial [Member]
Information about delinquencies in loan portfolio
30-59 Days Past Due
60-89 Days Past Due	251,000
>90 Days Past Due
Total Past Due	251,000
Current	13,420,000	14,844,000
Total Gross loans	13,671,000	14,844,000
Real estate loans [Member] | Construction [Member]
Information about delinquencies in loan portfolio
30-59 Days Past Due
60-89 Days Past Due
>90 Days Past Due
Total Past Due
Current	937,000	1,380,000
Total Gross loans	937,000	1,380,000
Consumer and other loans [Member] | Second mortgage and equity lines of credit [Member]
Information about delinquencies in loan portfolio
30-59 Days Past Due	9,000	102,000
60-89 Days Past Due	4,000
>90 Days Past Due	39,000	52,000
Total Past Due	52,000	154,000
Current	8,853,000	9,835,000
Total Gross loans	8,905,000	9,989,000
Consumer and other loans [Member] | Passbook or certificate and other loans [Member]
Information about delinquencies in loan portfolio
30-59 Days Past Due		6,000
60-89 Days Past Due	96,000
>90 Days Past Due
Total Past Due	96,000	6,000
Current	797,000	1,346,000
Total Gross loans	$ 893,000	$ 1,352,000

Loans Receivable and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Impaired loans, none of which had a related allowance
Related Allowance
Total impaired loans, Recorded Investment	779	1,165
Total impaired loans, Unpaid Principal Balance	969	1,375
Total impaired loans, Average Recorded Investment	846	1,433
Total impaired loans, Interest Income Recognized	31	78
Real estate loans [Member] | One-to-four family [Member]
Impaired loans, none of which had a related allowance
With no related allowance recorded, Recorded Investment	528	909
With no related allowance recorded, Unpaid Principal Balance	718	1,119
Related Allowance
With no related allowance recorded, Average Recorded Investment	593	1,104
With no related allowance recorded, Interest Income Recognized	19	50
Real estate loans [Member] | Commercial [Member]
Impaired loans, none of which had a related allowance
With no related allowance recorded, Recorded Investment	251	256
With no related allowance recorded, Unpaid Principal Balance	251	256
Related Allowance
With no related allowance recorded, Average Recorded Investment	253	329
With no related allowance recorded, Interest Income Recognized	$ 12	$ 28

Loans Receivable and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012 Loans	Mar. 31, 2011 Loans
Troubled debt restructurings by class
Number of Loans	3	4
Pre-restructuring Outstanding Recorded Investment	$ 586	$ 937
Post-restructuring Outstanding Recorded Investment	$ 596	$ 694

Loans Receivable and Allowance for Loan Losses (Details 8) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012 Loans	Mar. 31, 2011 Loans
Troubled debt restructurings which, during the periods indicated defaulted within twelve months of restructuring
Number of Loans	1	1
Pre-restructuring Outstanding Recorded Investment	$ 212	$ 40
Post-restructuring Outstanding Recorded Investment	$ 208	$ 40

Loans Receivable and Allowance for Loan Losses (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Schedule of loans to directors, officers and associates of such persons
Balance, beginning	$ 1,690	$ 1,748
Loans originated	7
Newly associated persons	111
Collection of principal	(668)	(58)
Balance, ending	$ 1,140	$ 1,690

Loans Receivable and Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Loans Receivable and Allowance for Loan Losses (Textual) [Abstract]
30-59 days past due	$ 2,085,000	$ 4,090,000
90 days or more past due	3,732,000	3,176,000
Loans and Leases Receivable Allowance (Additional Textual) [Abstract]
Interest income recognized	201,000	119,000	71,000
Accrued interest on non-accrued loans	296,000	206,000	167,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Troubled debt restructuring total	528,000	909,000
Impairment evaluations charged-off	0	31,000
Period for assumption of trouble debt restructuring	12 months
Troubled debt restructuring [Member]
Loans Receivable and Allowance for Loan Losses (Textual) [Abstract]
30-59 days past due	34,000	34,000
90 days or more past due	$ 217,000	$ 218,000
Minimum [Member]
Loans Receivable and Allowance for Loan Losses (Textual) [Abstract]
Loans on nonaccrual status	90 days	90 days
Nonaccrual status to satisfy the loan terms	6 months	6 months

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Summary of premises and equipment
Premises and equipment, gross	$ 14,349	$ 14,036
Accumulated depreciation and amortization	(6,508)	(5,961)
Premises and equipment, net	7,841	8,075
Land and land improvements [Member]
Summary of premises and equipment
Premises and equipment, gross	3,561	3,561
Buildings and improvements [Member]
Summary of premises and equipment
Premises and equipment, gross	7,027	7,004
Furnishings and equipment [Member]
Summary of premises and equipment
Premises and equipment, gross	3,168	2,883
Leasehold improvements [Member]
Summary of premises and equipment
Premises and equipment, gross	$ 593	$ 588

Premises and Equipment (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Schedule of minimum obligation under all non-cancellable lease agreements
2014	$ 460
2015	462
2016	367
2017	338
2018	300
2019 & After	353
Total	$ 2,280

Premises and Equipment (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013 Building	Mar. 31, 2012	Mar. 31, 2011
Premises and Equipment (Textual) [Abstract]
Land held for sale write downs to fair value	$ 99,000	$ 156,000	$ 397,000
Premises and Equipment (Additional Textual) [Abstract]
Net gain loss on sale of other assets			2,000
Rental expenses related to occupancy of leased premises	538,000	429,000	430,000
Number of bank leases building spaces	6
Land and land improvements [Member]
Premises and Equipment (Textual) [Abstract]
Land held for sale			1,160,000
Premises and equipment [Member]
Premises and Equipment (Textual) [Abstract]
Net gain loss on sale of assets			329,000
Land, buildings and improvements [Member]
Premises and Equipment (Textual) [Abstract]
Net gain loss on sale of assets			339,000
Furnishings and equipment [Member]
Premises and Equipment (Textual) [Abstract]
Net gain loss on sale of assets			$ 10,000

Interest Receivable (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Summary of accrued interest on financing receivable
Interest receivable, gross	$ 3,426	$ 4,104
Allowance for uncollected interest on loans	(249)	(177)
Interest receivable, net	3,177	3,927
Loans [Member]
Summary of accrued interest on financing receivable
Interest receivable, gross	1,814	1,831
Mortgage-backed securities [Member]
Summary of accrued interest on financing receivable
Interest receivable, gross	1,016	1,216
Debt securities [Member]
Summary of accrued interest on financing receivable
Interest receivable, gross	$ 596	$ 1,057

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Demand accounts:
Non-interest bearing, Weighted Average Rate	0.00%	0.00%
Crystal Checking, Weighted Average Rate	0.20%	0.30%
NOW, Weighted Average Rate	0.10%	0.20%
Super NOW, Weighted Average Rate	0.20%	0.30%
Money Market, Weighted Average Rate	0.20%	0.30%
Net demand accounts, Weighted Average Rate	0.13%	0.23%
Savings and club accounts, Weighted Average Rate	0.20%	0.33%
Certificates of deposit, Weighted Average Rate	1.36%	1.69%
Total Deposits, Weighted Average Rate	1.05%	1.37%
Non-interest bearing, Amount	$ 13,228	$ 7,997
Crystal Checking, Amount	14,428	14,938
NOW, Amount	23,226	21,289
Super NOW, Amount	216	120
Money Market, Amount	19,356	21,085
Demand accounts, Total	70,454	65,429
Savings and club accounts, Amount	127,957	122,852
Certificates of deposit, Amount	565,281	637,994
Total Deposits	$ 763,692	$ 826,275
Non-interest bearing, Percent	1.73%	0.97%
Crystal Checking, Percent	1.89%	1.81%
NOW, Percent	3.04%	2.58%
Super NOW, Percent	0.03%	0.01%
Money Market, Percent	2.53%	2.55%
Demand accounts Total, Percent	9.22%	7.92%
Savings and club accounts, Percent	16.76%	14.87%
Certificates of deposit, Percent	74.02%	77.21%
Total Deposits, Percent	100.00%	100.00%

Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of maturities of certificates of deposit
One year or less	$ 321,254	$ 374,476
After one to two years	141,160	150,704
After two to three years	58,527	67,070
After three to four years	6,298	11,766
After four years to five years	13,318	16,649
Thereafter	24,724	17,329
Time Deposits, Total	$ 565,281	$ 637,994

Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Interest expenses on deposits
Demand	$ 111	$ 195	$ 375
Savings and club	324	518	874
Certificates of deposits	9,042	11,932	13,616
Interest Expense, Deposits, Total	$ 9,477	$ 12,645	$ 14,865

Deposits (Details Textual) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Deposits (Textual) [Abstract]
Certificate of deposit with balance of $100,000 or more	$ 216,700,000	$ 237,300,000
Maximum deposit insurance amount	$ 250,000

Advances from Federal Home Loan Bank of New York (''FHLB'') (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of maturities and weighted average fixed interest rates of FHLB advances
2013		$ 21,471
2014		7,308
2015		2,400
2016	10,000	5,000
2017
2018	32,500	32,500
Thereafter	10,000	10,000
Total	$ 52,500	$ 78,679
2013, Weighted Average Interest Rate		3.92%
2014, Weighted Average Interest Rate		3.36%
2015, Weighted Average Interest Rate		3.88%
2016, Weighted Average Interest Rate	2.24%	3.74%
2017, Weighted Average Interest Rate
2018, Weighted Average Interest Rate	3.82%	3.82%
Thereafter, Weighted Average Interest Rate	4.04%	4.04%
Total, Weighted Average Interest Rate	3.56%	3.83%

Advances from Federal Home Loan Bank of New York (''FHLB'') (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Summary of carrying value of collateral pledged for advances
Gross carrying value of collateral pledged advances	$ 52,643	$ 80,189
Available for sale [Member] | Mortgage-backed securities [Member]
Summary of carrying value of collateral pledged for advances
Gross carrying value of collateral pledged advances		19,451
Held to maturity [Member]
Summary of carrying value of collateral pledged for advances
Gross carrying value of collateral pledged advances	52,643	60,738
Held to maturity [Member] | Debt Securities - Government-sponsored enterprises [Member]
Summary of carrying value of collateral pledged for advances
Gross carrying value of collateral pledged advances	5,000	5,000
Held to maturity [Member] | Mortgage-backed securities [Member]
Summary of carrying value of collateral pledged for advances
Gross carrying value of collateral pledged advances	$ 47,643	$ 55,738

Advances from Federal Home Loan Bank of New York (''FHLB'') (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Mar. 31, 2013 Financial_Institution	Mar. 31, 2012
Advances from Federal Home Loan Bank of New York ("FHLB") (Textual) [Abstract]
Maximum borrowing amount available from financial institution		$ 88,000,000
Number of financial institution		2
Drawings on lines of credit		0	0
Long-term borrowings paid off in advance		16,200,000
Amount of cash paid for prepayment penalty	$ 527,000

Regulatory Capital (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Summary of Banks capital position compared to minimum regulatory capital requirements
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 168,986	$ 161,069
Total risk-based capital (to risk-weighted assets), Actual Ratio	40.52%	38.31%
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Amount	33,366	33,632
Total risk-based capital (to risk-weighted assets), Minimum Capital Adequacy Ratio	8.00%	8.00%
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Amount	41,708	42,040
Total risk-based capital (to risk-weighted assets), For Classification as Well-Capitalized Ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), Actual Amount	166,486	158,979
Tier 1 capital (to risk-weighted assets), Actual ratio	39.92%	37.82%
Tier 1 capital (to risk-weighted assets), Minimum Capital Adequacy Amount	16,683	16,816
Tier 1 capital (to risk-weighted assets), Minimum Capital Adequacy Ratio	4.00%	4.00%
Tier 1 capital (to risk-weighted assets), For Classification as Well-Capitalized Amount	25,025	25,224
Tier 1 capital (to risk-weighted assets), For Classification as Well-Capitalized Ratio	6.00%	6.00%
Core (tier 1) capital (to adjusted total assets), Actual Amount	166,486	158,979
Core (tier 1) capital (to adjusted total assets), Actual Ratio	16.41%	14.58%
Core (tier 1) capital (to adjusted total assets), Minimum Capital Adequacy Amount	40,591	43,620
Core (tier 1) capital (to adjusted total assets), Minimum Capital Adequacy Ratio	4.00%	4.00%
Core (tier 1) capital (to adjusted total assets), For Classification as Well-Capitalized Amount	50,738	54,526
Core (tier 1) capital (to adjusted total assets), For Classification as Well-Capitalized Ratio	5.00%	5.00%
Tier 1 risk-based capital (to adjusted tangible assets), Actual Amount	166,486	158,979
Tier 1 risk-based capital (to adjusted tangible assets), Actual Ratio	16.41%	14.58%
Tier 1 risk-based capital (to adjusted tangible assets), Minimum Capital Adequacy Amount	15,222	16,358
Tier 1 risk-based capital (to adjusted tangible assets), Minimum Capital Adequacy Ratio	1.50%	1.50%
Tier 1 risk-based capital (to adjusted tangible assets), For Classification as Well-Capitalized Amount
Tier 1 risk-based capital (to adjusted tangible assets), For Classification as Well-Capitalized Ratio

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Current tax expense:
Federal income									$ 2,767	$ 3,804	$ 4,592
State income									541	636	271
Total Current Income Tax Expense									3,308	4,440	4,863
Deferred tax expense (benefit):
Federal income									111	(313)	(501)
State income									8	48	514
Total Deferred Income Tax Expense (Benefit)									119	(265)	13
Total Income Tax Expense	$ 805	$ 688	$ 950	$ 984	$ 939	$ 1,106	$ 1,139	$ 991	$ 3,427	$ 4,175	$ 4,876

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation between the reported income tax expense and the income tax expense
Federal income tax at the statutory rate									$ 3,413	$ 4,098	$ 4,654
Increase (decrease) in income taxes resulting from:
New Jersey income tax, net of federal income tax effect									363	451	518
Bank owned life insurance income									(314)	(293)	(299)
Change in tax rate										(79)
Other, net									(35)	(2)	3
Total Income Tax Expense	$ 805	$ 688	$ 950	$ 984	$ 939	$ 1,106	$ 1,139	$ 991	$ 3,427	$ 4,175	$ 4,876
Effective income tax rate									34.10%	34.60%	35.60%

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred income tax assets:
Pension costs	$ 961	$ 1,033
Allowance for loan losses	1,021	854
Benefit plans	21	21
Depreciation	164	174
Post-retirement benefits and healthcare obligations	418	303
Non-qualified benefit plans	601	573
Employee Stock Ownership Plan	327	334
Supplemental Executive Retirement Plan	145	134
Writedown on land held for sale		226
Other	220	230
Total Deferred Tax Assets	3,878	3,882
Deferred income tax liabilities:
Net unrealized gain on securities available for sale	(288)	(730)
Net Deferred Tax Asset Included in Other Assets	$ 3,590	$ 3,152

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Normal federal income tax rate	34.00%
Retained earnings including tax bad debt deduction	$ 6.4	$ 6.4

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Summary of ESOP shares
Allocated shares	605	539
Shares committed to be released	8	8
Unearned shares	421	494
Total ESOP Shares	1,034	1,041
Common stock acquired by Employee Stock Ownership Plan ("ESOP")	$ (4,213)	$ (4,946)

Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Employee benefit plans (Textual) [Abstract]
ESOP compensation expense	$ 782,000	$ 751,000	$ 706,000
ESOP [Member]
Employee benefit plans (Textual) [Abstract]
Eligibility terms for Bank's reorganization	Effective upon the consummation of the Bank’s reorganization in March 2004, an ESOP was established for all eligible
Eligible employees minimum period	12 months
Number of minimum hours of service	1,000
Minimum eligible age	21
ESOP term loan	11,000,000
Purchase of common stock shares	1,099,097
Interest on term loan	4.00%
ESOP compensation expense	622,000	640,000	612,000
Section 401(k) Plan [Member]
Employee benefit plans (Textual) [Abstract]
Eligibility terms for Bank's reorganization	The Bank sponsors a Plan pursuant to Section 401(k) of the Internal Revenue Code (“IRC”), for all eligible (attainment of age 21 and one year of service) employees. Employees may elect to save up to 25% of their compensation, subject to IRC limits. For each dollar up to 4.5% of compensation, the Bank will match 50% of the employee’s contribution
Eligible employees minimum period	1 year
Minimum eligible age	21
Percentage of compensation of employees	25.00%
Maximum base percentage of compensation expense	4.50%
Maximum matching contribution of employer	50.00%
Compensation expenses	90,000	86,000	79,000
SERP [Member]
Employee benefit plans (Textual) [Abstract]
Compensation expenses	28,000	29,000	27,000
Accrued SERP liability	$ 356,000	$ 328,000

Stock-Based Compensation (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restricted Stock [Member]
Summary of Company's restricted shares
Restricted Shares, Non-vested, Beginning Balance	28,000	35,000
Restricted Shares, Vesting	(7,000)	(7,000)
Restricted Shares, Non-vested, Ending Balance	21,000	28,000
Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 8.84	$ 8.84
Weighted Average Grant Date Fair Value, Vesting	$ 8.84	$ 8.84
Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 8.84	$ 8.84

Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011
Summary of stock option activity [Abstract]
Number of Stock Options, Beginning Balance	1,486,835	1,486,835
Number of Stock Options, Exercised	(29,237)
Number of Stock Options, Ending Balance	1,457,598	1,486,835
Weighted Average Exercise Price, Beginning Balance	$ 10.09	$ 10.09
Number of Stock Options, Exercisable	1,358,673
Weighted Average Exercise Price, Exercised	$ 10.24
Weighted Average Exercise Price, Ending Balance	$ 10.08	$ 10.09
Weighted Average Exercise Price, Exercisable	$ 10.17
Weighted Average Remaining Contractual Term	2 years 11 months 12 days
Weighted Average Remaining Contractual Term, Exercisable	2 years 7 months 24 days
Aggregate Intrinsic Value	$ 3,466,693
Aggregate Intrinsic Value, Exercisable	$ 3,108,584

Stock-Based Compensation (Details Textual) (USD $)	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended					0 Months Ended	1 Months Ended			12 Months Ended
	May 26, 2010	Aug. 31, 2005	Mar. 31, 2013	May 26, 2010 Common Stock [Member]	Aug. 31, 2005 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]	Mar. 31, 2011 Common Stock [Member]	May 26, 2010 Stock Options [Member]	May 31, 2010 Stock Options [Member]	Aug. 31, 2005 Stock Options [Member]	Mar. 31, 2013 Stock Options [Member]	Jul. 14, 2005 Stock Options [Member]	Dec. 07, 2005 Restricted Stock [Member]	May 26, 2010 Restricted Stock [Member]	May 31, 2010 Restricted Stock [Member]	Dec. 31, 2005 Restricted Stock [Member]	Mar. 31, 2013 Restricted Stock [Member]	Mar. 31, 2012 Restricted Stock [Member]	Mar. 31, 2011 Restricted Stock [Member]	Jul. 14, 2005 Restricted Stock [Member]
Stock Based Compensation (Textual) [Abstract]
Grant options to purchase													1,495,993								598,397
Future options grants												6,766						191
Restricted stock shares awarded														585,231	35,000
Stock Option shares awarded	164,875	1,483,510
Restricted stock shares award per share				$ 8.84	$ 10.24				$ 2.65					$ 10.22	$ 8.84
Description Restricted stock shares award										Twenty percent of the shares awarded vest annually.	Twenty percent of the options awarded were vested, with an additional twenty percent becoming vested annually thereafter.					Twenty percent of the shares awarded vest annually.	Twenty percent of the shares awarded were immediately vested, with an additional twenty percent becoming vested annually thereafter.
Expenses of stock awards						$ 76,000	$ 127,000	$ 166,000										$ 62,000	$ 62,000	$ 52,000
Recognized income tax benefits expenses						27,000	45,000	60,000										25,000	25,000	21,000
Fair value of stock awards vested																		75,000	75,000	0
Options expiration period			10 years
Non-vested restricted shares outstanding						98,925												21,000	28,000	35,000
Non-vested restricted shares outstanding, Value						$ 68,000												$ 134,000
Weighted average period restricted shares outstanding						2 years 2 months 12 days												2 years 2 months 12 days
Risk free interest rate									2.68%
Expected option life										6 years 6 months
Expected stock price volatility									36.55%
Dividend yield									2.71%
Portion of shares awards immediately vested			20.00%
Portion of shares awards vested annually			20.00%

Defined Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Directors' Retirement Plan [Member]
Change in projected benefit obligations:
Benefit obligation - beginning	$ 3,205	$ 2,643
Service cost	63	40	59
Interest cost	133	149	145
Actuarial (gain) loss	470	462
Benefits paid	(89)	(89)
Settlements	(465)
Benefit obligation - ending	3,317	3,205	2,643
Change in plan assets:
Fair value of plan assets - beginning
Employer contribution	554	89
Benefits paid	(89)	(89)
Settlements	(465)
Fair value of plan assets - ending
Funded status and accrued pension cost included in other liabilities	(3,317)	(3,205)
Assumptions:
Discount rate	4.25%	4.50%
Rate of increase in compensation	5.00%	4.50%
Former President's Post-retirement Healthcare Plan [Member]
Change in projected benefit obligations:
Benefit obligation - beginning	65	58
Interest cost	3	3	3
Actuarial (gain) loss	(4)	9
Benefits paid	(5)	(5)
Benefit obligation - ending	59	65	58
Change in plan assets:
Fair value of plan assets - beginning
Employer contribution	5	5
Benefits paid	(5)	(5)
Fair value of plan assets - ending
Funded status and accrued pension cost included in other liabilities	$ (59)	$ (65)
Assumptions:
Discount rate	4.25%	4.50%

Defined Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Directors' Retirement Plan [Member]
Schedule of benefit payments under defined benefit plan
2014	$ 119
2015	135
2016	152
2017	167
2018	130
2019-2023	896
Former President's Post-retirement Healthcare Plan [Member]
Schedule of benefit payments under defined benefit plan
2014	5
2015	5
2016	5
2017	5
2018	5
2019-2023	$ 23

Defined Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Directors' Retirement Plan [Member]
Periodic pension expense
Service cost	$ 63	$ 40	$ 59
Interest cost	133	149	145
Net amortization and deferral	73	40	40
Settlement charge	117
Net Periodic Pension Cost Included in Directors' Compensation	386	229	244
Assumptions:
Discount rate	4.25%	5.75%	6.25%
Rate of increase in compensation	4.50%	4.50%	4.50%
Former President's Post-retirement Healthcare Plan [Member]
Periodic pension expense
Interest cost	3	3	3
Net amortization and deferral	(6)	(6)	(7)
Net Periodic Pension Cost Included in Directors' Compensation	$ (3)	$ (3)	$ (4)
Assumptions:
Discount rate	4.50%	5.75%	6.25%
Current medical trend	5.25%	5.25%	5.25%
Ultimate medical trend	5.25%	5.25%	5.25%

Defined Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Summary of effect of 1% change in assumed health cost
Effect on total service and interest costs, Increase	$ 3
Effect on total service and interest costs, Decrease	3
Effect on post-retirement benefit obligation, Increase	63
Effect on post-retirement benefit obligation, Decrease	$ 55

Defined Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Directors' Retirement Plan [Member]
Defined Benefit Plan (Textual) [Abstract]
Contribution to plan	$ 119,000
Unrecognized net gain (loss)	965,000	645,000
Unrecognized prior service cost	129,000	170,000
Unrecognized net gain (loss) expected to be recognized in 2014 as net periodic pension cost	52,000
Unrecognized Prior Service cost to be recognized in 2014 as net periodic pension cost	40,000
Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan (Textual) [Abstract]
Contribution to plan	5,000
Unrecognized net gain (loss)	72,000	73,000
Unrecognized net gain (loss) expected to be recognized in 2014 as net periodic pension cost	$ 6,000

Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
(Level 2) Significant Other Observable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	15,399	70,195
(Level 3) Significant Unobservable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
Carrying Value [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	15,399	70,195
Mortgage-backed securities [Member] | Federal Home Loan Mortgage Corporation [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
Mortgage-backed securities [Member] | Federal Home Loan Mortgage Corporation [Member] | (Level 2) Significant Other Observable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	5,225	7,719
Mortgage-backed securities [Member] | Federal Home Loan Mortgage Corporation [Member] | (Level 3) Significant Unobservable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
Mortgage-backed securities [Member] | Federal Home Loan Mortgage Corporation [Member] | Carrying Value [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	5,225	7,719
Mortgage-backed securities [Member] | Federal National Mortgage Association [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
Mortgage-backed securities [Member] | Federal National Mortgage Association [Member] | (Level 2) Significant Other Observable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	5,170	17,405
Mortgage-backed securities [Member] | Federal National Mortgage Association [Member] | (Level 3) Significant Unobservable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
Mortgage-backed securities [Member] | Federal National Mortgage Association [Member] | Carrying Value [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	5,170	17,405
Debt securities [Member] | Government-sponsored enterprises [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
Debt securities [Member] | Government-sponsored enterprises [Member] | (Level 2) Significant Other Observable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	5,004	45,071
Debt securities [Member] | Government-sponsored enterprises [Member] | (Level 3) Significant Unobservable Inputs [Member]
Assets measured at fair value on recurring basis
Total securities available for sale
Debt securities [Member] | Government-sponsored enterprises [Member] | Carrying Value [Member]
Assets measured at fair value on recurring basis
Total securities available for sale	$ 5,004	$ 45,071

Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012 Carrying Value [Member] Real estate owned [Member]	Mar. 31, 2012 Carrying Value [Member] Impaired loans [Member]	Mar. 31, 2012 (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] Real estate owned [Member]	Mar. 31, 2012 (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] Impaired loans [Member]	Mar. 31, 2012 (Level 2) Significant Other Observable Inputs [Member] Real estate owned [Member]	Mar. 31, 2012 (Level 2) Significant Other Observable Inputs [Member] Impaired loans [Member]	Mar. 31, 2012 (Level 3) Significant Unobservable Inputs [Member] Real estate owned [Member]	Mar. 31, 2012 (Level 3) Significant Unobservable Inputs [Member] Impaired loans [Member]
Assets measured at fair value on non-recurring basis
Fair value assets measured on non-recurring basis	$ 0	$ 139	$ 313					$ 139	$ 313

Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financial assets:
Securities available for sale	$ 15,399	$ 70,195
Securities held to maturity	479,339	521,449
Interest receivable	3,177	3,927
Carrying Value [Member]
Financial assets:
Cash and cash equivalents	25,896	40,257
Securities available for sale	15,399	70,195
Securities held to maturity	462,728	504,014
Net loans receivable	456,812	436,833
Federal Home Loan Bank of New York stock	3,897	5,127
Interest receivable	3,177	3,927
Financial liabilities:
Deposits	763,692	826,275
FHLB advances	52,500	78,679
Interest payable	175	290
Estimated Fair Value [Member]
Financial assets:
Cash and cash equivalents	25,896	40,257
Securities available for sale	15,399	70,195
Securities held to maturity	479,339	521,449
Net loans receivable	485,249	462,509
Federal Home Loan Bank of New York stock	3,897	5,127
Interest receivable	3,177	3,927
Financial liabilities:
Deposits	770,479	835,021
FHLB advances	59,786	88,318
Interest payable	175	290
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Financial assets:
Cash and cash equivalents	25,896	40,257
Securities available for sale
Securities held to maturity
Net loans receivable
Federal Home Loan Bank of New York stock
Interest receivable
Financial liabilities:
Deposits
FHLB advances
Interest payable
(Level 2) Significant Other Observable Inputs [Member]
Financial assets:
Cash and cash equivalents
Securities available for sale	15,399	70,195
Securities held to maturity	479,339	521,449
Net loans receivable
Federal Home Loan Bank of New York stock	3,897	5,127
Interest receivable	3,177	3,927
Financial liabilities:
Deposits	770,479	835,021
FHLB advances	59,786	88,318
Interest payable	175	290
(Level 3) Significant Unobservable Inputs [Member]
Financial assets:
Cash and cash equivalents
Securities available for sale
Securities held to maturity
Net loans receivable	485,249	462,509
Federal Home Loan Bank of New York stock
Interest receivable
Financial liabilities:
Deposits
FHLB advances
Interest payable

Fair Value of Financial Instruments (Details Textual) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value of Financial Instruments (Textual) [Abstract]
Fair value assets measured on non-recurring basis	$ 0
Liabilities measured at fair value on a recurring or non-recurring basis	$ 0	$ 0

Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Commitments and Contingencies (Textual) [Abstract]
Commitments expiration period	3 months
Commitments and Contingencies (Additional Textual) [Abstract]
Undisbursed funds	$ 4,800,000	$ 4,400,000
Multi-family real estate loans [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments originate loans - Fixed rate	850,000
Outstanding commitments originate loans - Variable rate	2,000,000
Outstanding commitments to purchase loans	2,900,000	0
Fixed-rate loan, interest rate	4.00%
Commitments expiration period	3 months
Multi-family real estate loans [Member] | Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Adjustable rate loan, interest rate	4.00%
Multi-family real estate loans [Member] | Minimum [Member]
Commitments and Contingencies (Textual) [Abstract]
Adjustable rate loan, interest rate	3.75%
Commercial real estate loans [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments originate loans - Variable rate	6,500,000	0
Commitments expiration period	3 months
Commercial real estate loans [Member] | Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Adjustable rate loan, interest rate	4.50%
Commercial real estate loans [Member] | Minimum [Member]
Commitments and Contingencies (Textual) [Abstract]
Adjustable rate loan, interest rate	4.00%
Loan origination commitments [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments originate loans	8,900,000	6,100,000
Loan origination commitments [Member] | Fixed Rate one-to four Family Mortgage Loan [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments originate loans - Fixed rate	8,500,000
Mortgage loans maximum interest rate	4.50%
Mortgage loans minimum interest rate	2.75%
Loan origination commitments [Member] | Adjustable Rate one-to four Family Mortgage Loan [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments originate loans - Variable rate	336,000
Mortgage loans interest rate	2.75%
Loan Purchase Commitments [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments to purchase loans	9,000,000	2,000,000
Loan Purchase Commitments [Member] | Fixed Rate one-to four Family Mortgage Loan [Member]
Commitments and Contingencies (Textual) [Abstract]
Mortgage loans maximum interest rate	3.75%
Mortgage loans minimum interest rate	2.75%
Loan Purchase Commitments [Member] | Fixed Rate one-to four Family Mortgage Loan [Member] | Fixed rate [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments to purchase loans	7,700,000
Loan Purchase Commitments [Member] | Adjustable Rate one-to four Family Mortgage Loan [Member]
Commitments and Contingencies (Textual) [Abstract]
Mortgage loans maximum interest rate	3.63%
Mortgage loans minimum interest rate	2.88%
Loan Purchase Commitments [Member] | Adjustable Rate one-to four Family Mortgage Loan [Member] | Variable rate [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments to purchase loans	$ 1,300,000

Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Components of accumulated other comprehensive income (loss) included in stockholders' equity
Net unrealized gain on securities available for sale	$ 705	$ 1,788
Tax effect	(288)	(730)
Net of tax amount	417	1,058
Benefit plan adjustments	(1,023)	(742)
Tax effect	418	303
Net of tax amount	(605)	(439)
Accumulated other comprehensive (loss) income	$ (188)	$ 619

Accumulated Other Comprehensive Income (Loss) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Securities available for sale:
Unrealized holding (loss) gain arising during the year	$ (436)	$ 69	$ (613)
Less: reclassification adjustment for net realized gains	(647)		(872)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Total	(1,083)	69	(1,485)
Defined benefit pension plan:
Pension loss	(438)	(478)	(170)
Prior service cost	40	40	40
Settlement charge	117
Net change in defined benefit pension plan liability	(281)	(438)	(130)
Other comprehensive (loss) before taxes	(1,364)	(369)	(1,615)
Tax effect	557	138	645
Total other comprehensive loss	$ (807)	$ (231)	$ (970)

Parent Only Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
ASSETS
Cash and due from banks	$ 15,048	$ 11,534
Securities held to maturity, at cost	462,728	504,014
Loans receivable from Bank and MHC	459,312	438,923
Interest receivable	3,177	3,927
Other assets	4,620	5,296
Total Assets	1,016,084	1,101,440
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	7,493	4,886
Stockholders' equity	187,328	186,461	179,966	175,992
Total Liabilities and Stockholders' Equity	1,016,084	1,101,440
Parent Company [Member]
ASSETS
Cash and due from banks	14,284	10,151
Securities held to maturity, at cost	1,374	10,365
Loans receivable from Bank and MHC	5,013	6,264
Investment in subsidiary	166,654	159,598
Interest receivable	54	100
Other assets	28	58
Total Assets	187,407	186,536
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	79	75
Stockholders' equity	187,328	186,461
Total Liabilities and Stockholders' Equity	$ 187,407	$ 186,536

Parent Only Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income:
Interest on loans									$ 19,441	$ 20,812	$ 22,725
Total Income	8,263	8,600	8,940	9,590	9,916	10,161	10,345	10,652	35,393	41,074	44,940
Non-interest expenses	3,682	3,426	3,382	3,421	3,387	3,042	3,246	3,864	13,911	13,539	13,814
Income tax (benefit)	805	688	950	984	939	1,106	1,139	991	3,427	4,175	4,876
Net Income	1,528	1,514	1,748	1,820	1,935	2,082	2,069	1,791	6,610	7,877	8,812
Parent Company [Member]
Income:
Dividends from subsidiary										8,000	6,000
Interest on loans									223	253	280
Interest on securities									101	148	142
Total Income									324	8,401	6,422
Non-interest expenses									592	841	737
(Loss) Income before Income Taxes and Equity in Undistributed Earnings of Subsidiary									(268)	7,560	5,685
Income tax (benefit)									(90)	(150)	(106)
(Loss) Income before Equity in Undistributed Earnings of Subsidiary									(178)	7,710	5,791
Equity in undistributed earnings of subsidiary									6,788	167	3,021
Net Income									$ 6,610	$ 7,877	$ 8,812

Parent Only Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash Flows From Operating Activities
Net income	$ 1,528	$ 1,514	$ 1,748	$ 1,820	$ 1,935	$ 2,082	$ 2,069	$ 1,791	$ 6,610	$ 7,877	$ 8,812
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Net (accretion) of deferred fees and costs, premiums and discounts									(18)	(326)	(202)
Decrease (increase) in interest receivable									750	624	(174)
Decrease (increase) in other assets									734	620	(11)
Increase (decrease) in other liabilities									(328)	354	80
Increase in deferred compensation obligation under Rabbi Trust									19	21	19
Net Cash (Used In) Provided by Operating Activities									9,187	9,939	8,338
Cash Flows From Investing Activities
Proceeds from maturities and repayment of securities held to maturity									229,071	249,104	193,492
Securities held for maturity									(184,835)	(219,776)	(290,618)
Net Cash Provided by (Used In) Investing Activities									71,684	2,344	(29,913)
Cash Flows From Financing Activities
Dividends paid									6,153	2,109	2,106
Purchase of treasury stock									(27)	(11)	(2,707)
Exercise of stock options									299
Net Cash (Used in) Financing Activities									(95,232)	(30,095)	46,183
Net Increase (Decrease) in Cash and Cash Equivalents									(14,361)	(17,812)	24,608
Cash and Cash Equivalents - Beginning				40,257				58,069	40,257	58,069	33,461
Cash and Cash Equivalents - Ending	25,896				40,257				25,896	40,257	58,069
Parent Company [Member]
Cash Flows From Operating Activities
Net income									6,610	7,877	8,812
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Net (accretion) of deferred fees and costs, premiums and discounts									(1)	(1)	(1)
Decrease (increase) in interest receivable									46	(27)	10
Decrease (increase) in other assets									30	4
Increase (decrease) in other liabilities									4	60	(69)
Increase in deferred compensation obligation under Rabbi Trust									19	21	23
Equity in (undistributed) earnings of subsidiary									(6,788)	(167)	(3,021)
Net Cash (Used In) Provided by Operating Activities									(80)	7,767	5,754
Cash Flows From Investing Activities
Proceeds from maturities and repayment of securities held to maturity									8,992	754	806
Securities held for maturity										(8,000)
Repayment of loan receivable from Savings Bank									751	723	695
Repayment of loan receivable from Clifton MHC									500
Loan to Clifton MHC											(250)
Cash dividends paid on unallocated ESOP shares used to repay loan receivable from Savings Bank									(149)	(138)	(150)
Net Cash Provided by (Used In) Investing Activities									10,094	(6,661)	1,101
Cash Flows From Financing Activities
Dividends paid									(6,153)	(2,109)	(2,106)
Purchase of treasury stock									(27)	(11)	(2,707)
Exercise of stock options									299
Funding restricted stock awards											309
Net Cash (Used in) Financing Activities									(5,881)	(2,120)	(4,504)
Net Increase (Decrease) in Cash and Cash Equivalents									4,133	(1,014)	2,351
Cash and Cash Equivalents - Beginning				10,151				11,165	10,151	11,165	8,814
Cash and Cash Equivalents - Ending	$ 14,284				$ 10,151				$ 14,284	$ 10,151	$ 11,165

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Summary of Quarterly Financial Data
Interest income	$ 8,263	$ 8,600	$ 8,940	$ 9,590	$ 9,916	$ 10,161	$ 10,345	$ 10,652	$ 35,393	$ 41,074	$ 44,940
Interest expense	2,537	2,800	3,064	3,436	3,764	4,018	4,154	4,213	11,837	16,149	19,245
Net Interest Income	5,726	5,800	5,876	6,154	6,152	6,143	6,191	6,439	23,556	24,925	25,695
Provision for loan losses	20	450	192	100	111	76	0	60	762	247	102
Non-interest income	309	278	396	171	220	163	263	267	1,154	913	1,909
Non-interest expenses	3,682	3,426	3,382	3,421	3,387	3,042	3,246	3,864	13,911	13,539	13,814
Income Taxes	805	688	950	984	939	1,106	1,139	991	3,427	4,175	4,876
Net Income	$ 1,528	$ 1,514	$ 1,748	$ 1,820	$ 1,935	$ 2,082	$ 2,069	$ 1,791	$ 6,610	$ 7,877	$ 8,812
Net income per common share - basic and diluted	$ 0.06	$ 0.06	$ 0.07	$ 0.07	$ 0.08	$ 0.08	$ 0.08	$ 0.07
Dividends per common share		$ 0.12	$ 0.06	$ 0.06	$ 0.06	$ 0.06		$ 0.12	$ 0.24	$ 0.24	$ 0.24
Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,727,000	25,690,000	25,672,000	25,654,000	25,635,000	25,617,000	25,598,000	25,580,000	25,685,685	25,607,442	25,579,989
Diluted	25,924,000	25,801,000	25,689,000	25,673,000	25,650,000	25,625,000	25,605,000	25,690,000	25,769,538	25,625,250	25,586,694

Withdrawal of Application of Plan of Conversion and Reorganization (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 22, 2011
Withdrawal of Application of Plan of Conversion and Reorganization (Textual) [Abstract]
Conversion and offering cost due to postponement and withdrawal of application			$ 939,000
Conversion cost expensed	520,000	419,000
Legal expense	302,000	248,000
Other non-interest expenses	218,000	141,000
Occupancy expense of premises	$ 0	$ 30,000